Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000021955 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Ultra-Short Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)*	$81	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 81	[1]
Expense Ratio, Percent	0.79%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.30% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.09% for the ICE BofA 3-Month US Treasury Bill Index (the "Performance Index"). Over the period, interest rates fell and credit spreads tightened.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following | corporate credit; asset-backed securities
In aggregate  | duration positioning
TOP PERFORMANCE DETRACTORS
In aggregate  | none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)	4.30%	2.28%	1.47%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
ICE BofA 3-Month US Treasury Bill Index	4.09%	3.23%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 340,000,000
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$340M
Total number of portfolio holdings	268
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	108%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	22.2%
Insurance	8.6%
Short-Term Investments	8.6%
Electric	6.9%
Auto Manufacturers	6.8%
Auto Loan Receivables	5.0%
Other Asset Backed Securities	4.2%
REITS	2.9%
U.S. Government & Agency Obligations	2.6%
Food	2.5%
Diversified Financial Services	2.5%
Pipelines	2.5%
Retail	2.4%
Pharmaceuticals	2.0%
Healthcare-Services	1.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021954 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Ultra-Short Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)*	$71	0.69%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 71	[2]
Expense Ratio, Percent	0.69%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 4.42% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.09% for the ICE BofA 3-Month US Treasury Bill Index (the "Performance Index"). Over the period, interest rates fell and credit spreads tightened.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following | corporate credit; asset-backed securities
In aggregate  | duration positioning
TOP PERFORMANCE DETRACTORS
In aggregate  | none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)	4.42%	2.38%	1.58%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
ICE BofA 3-Month US Treasury Bill Index	4.09%	3.23%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 340,000,000
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$340M
Total number of portfolio holdings	268
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	108%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	22.2%
Insurance	8.6%
Short-Term Investments	8.6%
Electric	6.9%
Auto Manufacturers	6.8%
Auto Loan Receivables	5.0%
Other Asset Backed Securities	4.2%
REITS	2.9%
U.S. Government & Agency Obligations	2.6%
Food	2.5%
Diversified Financial Services	2.5%
Pipelines	2.5%
Retail	2.4%
Pharmaceuticals	2.0%
Healthcare-Services	1.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021953 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Ultra-Short Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)*	$55	0.54%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 55	[3]
Expense Ratio, Percent	0.54%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 4.62% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.09% for the ICE BofA 3-Month US Treasury Bill Index (the "Performance Index"). Over the period, interest rates fell and credit spreads tightened.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following | corporate credit; asset-backed securities
In aggregate  | duration positioning
TOP PERFORMANCE DETRACTORS
In aggregate  | none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)	4.62%	2.53%	1.72%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
ICE BofA 3-Month US Treasury Bill Index	4.09%	3.23%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 340,000,000
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$340M
Total number of portfolio holdings	268
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	108%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	22.2%
Insurance	8.6%
Short-Term Investments	8.6%
Electric	6.9%
Auto Manufacturers	6.8%
Auto Loan Receivables	5.0%
Other Asset Backed Securities	4.2%
REITS	2.9%
U.S. Government & Agency Obligations	2.6%
Food	2.5%
Diversified Financial Services	2.5%
Pipelines	2.5%
Retail	2.4%
Pharmaceuticals	2.0%
Healthcare-Services	1.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021956 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 1)*	$27	0.25%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 27	[4]
Expense Ratio, Percent	0.25%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Index before expenses.
The Class 1 shares posted a return of 16.04% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, domestic large cap equities, represented by the S&P 500® index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class C; Alphabet, Inc., Class A; NVIDIA Corp.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: business services; telecommunications; utilities. Position weightings: Netflix, Inc.; Palantir Technologies, Inc., Class A; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: Berkshire Hathaway, Inc., Class B; Netflix, Inc.; UnitedHealth Group, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; consumer cyclicals; consumer non-cyclicals. Position weightings: Tesla, Inc.; Apple, Inc.; Amazon.com, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Large Cap Index Portfolio (Class 1)	16.04%	14.67%	15.20%
S&P 500® Index	16.35%	14.99%	15.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 3,342,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 7,400,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,342M
Total number of portfolio holdings	506
Total net advisory fee paid	$7.4M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	14.7%
Internet	14.7%
Software	8.6%
Computers	8.2%
Pharmaceuticals	4.7%
Banks	4.6%
Retail	4.3%
Diversified Financial Services	3.8%
Insurance	3.2%
Healthcare-Products	2.6%
Oil & Gas	2.5%
Auto Manufacturers	2.5%
Aerospace/Defense	2.2%
Electric	2.1%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1 shares of the Portfolio to 0.55% of average daily net assets was terminated. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1 shares of the Portfolio to 0.55% of average daily net assets was terminated.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000183180 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 3)*	$54	0.50%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 54	[5]
Expense Ratio, Percent	0.50%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Index before expenses.
The Class 3 shares posted a return of 15.74% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, domestic large cap growth equities, represented by the S&P 500® Growth index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class C; Alphabet, Inc., Class A; NVIDIA Corp.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: business services; telecommunications; utilities. Position weightings: Netflix, Inc.; Palantir Technologies, Inc., Class A; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: Berkshire Hathaway, Inc., Class B.; Netflix, Inc.; UnitedHealth Group, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; consumer cyclicals; consumer non-cyclicals. Position weightings: Tesla, Inc.; Apple, Inc.; Amazon.com, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Large Cap Index Portfolio (Class 3)	15.74%	14.38%	14.00%
S&P 500® Index	16.35%	14.99%	14.64%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 3,342,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 7,400,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,342M
Total number of portfolio holdings	506
Total net advisory fee paid	$7.4M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	14.7%
Internet	14.7%
Software	8.6%
Computers	8.2%
Pharmaceuticals	4.7%
Banks	4.6%
Retail	4.3%
Diversified Financial Services	3.8%
Insurance	3.2%
Healthcare-Products	2.6%
Oil & Gas	2.5%
Auto Manufacturers	2.5%
Aerospace/Defense	2.2%
Electric	2.1%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1 shares of the Portfolio to 0.55% of average daily net assets was terminated. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1 shares of the Portfolio to 0.55% of average daily net assets was terminated.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021959 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Equity-Income
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 3)*	$89	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 89	[6]
Expense Ratio, Percent	0.84%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 13.08% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; information technology
Security selection in the following sectors  | information technology; consumer staples; financials
Position weightings  | Seagate Technology Holdings PLC; Corning, Inc.; Lam Research Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; financials; health care
Security selection in the following sectors  | industrials; materials; energy
Position weightings  | Micron Technology, Inc. (lack of exposure); Alphabet, Inc., Class C; UnitedHealth Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Equity-Income Portfolio (Class 3)	13.08%	11.85%	11.67%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 821,000,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$821M
Total number of portfolio holdings	84
Total net advisory fee paid	$4.6M
Portfolio turnover rate during the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.3%
Retail	8.3%
Pharmaceuticals	8.1%
Diversified Financial Services	7.6%
Oil & Gas	5.5%
Semiconductors	4.7%
Electric	4.5%
Internet	4.2%
Aerospace/Defense	3.6%
Machinery-Diversified	3.2%
Computers	3.0%
Healthcare-Products	2.9%
Insurance	2.8%
REITS	2.6%
Software	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021958 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Equity-Income
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 2)*	$79	0.74%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 79	[7]
Expense Ratio, Percent	0.74%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 13.20% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; information technology
Security selection in the following sectors  | information technology; consumer staples; financials
Position weightings  | Seagate Technology Holdings PLC; Corning, Inc.; Lam Research Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; financials; health care
Security selection in the following sectors  | industrials; materials; energy
Position weightings  | Micron Technology, Inc. (lack of exposure); Alphabet, Inc., Class C; UnitedHealth Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Equity-Income Portfolio (Class 2)	13.20%	11.96%	11.78%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 821,000,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$821M
Total number of portfolio holdings	84
Total net advisory fee paid	$4.6M
Portfolio turnover rate during the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.3%
Retail	8.3%
Pharmaceuticals	8.1%
Diversified Financial Services	7.6%
Oil & Gas	5.5%
Semiconductors	4.7%
Electric	4.5%
Internet	4.2%
Aerospace/Defense	3.6%
Machinery-Diversified	3.2%
Computers	3.0%
Healthcare-Products	2.9%
Insurance	2.8%
REITS	2.6%
Software	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021957 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Equity-Income
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 1)*	$63	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 63	[8]
Expense Ratio, Percent	0.59%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.38% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; information technology
Security selection in the following sectors  | information technology; consumer staples; financials
Position weightings  | Seagate Technology Holdings PLC; Corning, Inc.; Lam Research Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; financials; health care
Security selection in the following sectors  | industrials; materials; energy
Position weightings  | Micron Technology, Inc. (lack of exposure); Alphabet, Inc., Class C; UnitedHealth Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Equity-Income Portfolio (Class 1)	13.38%	12.12%	11.94%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 821,000,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$821M
Total number of portfolio holdings	84
Total net advisory fee paid	$4.6M
Portfolio turnover rate during the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.3%
Retail	8.3%
Pharmaceuticals	8.1%
Diversified Financial Services	7.6%
Oil & Gas	5.5%
Semiconductors	4.7%
Electric	4.5%
Internet	4.2%
Aerospace/Defense	3.6%
Machinery-Diversified	3.2%
Computers	3.0%
Healthcare-Products	2.9%
Insurance	2.8%
REITS	2.6%
Software	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021960 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Large Cap Core
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 1)*	$73	0.69%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 73	[9]
Expense Ratio, Percent	0.69%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.71% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | payments & business services; media; health services & systems
Security selection in the following sectors  | software & services; retail; pharmaceuticals/medical technology
Position weightings  | Howmet Aerospace, Inc.; Salesforce, Inc. (lack of exposure); Northrop Grumman Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | non-bank financials; semiconductors & hardware; retail
Security selection in the following sectors  | semiconductors & hardware; health services & systems; media
Position weightings  | UnitedHealth Group, Inc.; Arthur J. Gallagher & Co.; Chipotle Mexican Grill, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Large Cap Core Portfolio (Class 1)	12.71%	13.16%	13.36%
S&P 500® Index	16.35%	14.99%	15.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 555,000,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,700,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$555M
Total number of portfolio holdings	56
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	15.0%
Internet	14.2%
Software	10.1%
Retail	7.7%
Computers	6.8%
Diversified Financial Services	5.5%
Banks	5.3%
Healthcare-Products	4.4%
Electric	3.6%
Building Materials	3.4%
Pharmaceuticals	3.3%
Aerospace/Defense	2.6%
Insurance	2.5%
Oil & Gas Services	2.3%
Media	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021961 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Large Cap Core
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 2)*	$89	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 89	[10]
Expense Ratio, Percent	0.84%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 12.53% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | payments & business services; media; health services & systems
Security selection in the following sectors  | software & services; retail; pharmaceuticals/medical technology
Position weightings  | Howmet Aerospace, Inc.; Salesforce, Inc. (lack of exposure); Northrop Grumman Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | non-bank financials; semiconductors & hardware; retail
Security selection in the following sectors  | semiconductors & hardware; health services & systems; media
Position weightings  | UnitedHealth Group, Inc.; Arthur J. Gallagher & Co.; Chipotle Mexican Grill, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Large Cap Core Portfolio (Class 2)	12.53%	12.99%	13.19%
S&P 500® Index	16.35%	14.99%	15.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 555,000,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,700,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$555M
Total number of portfolio holdings	56
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	15.0%
Internet	14.2%
Software	10.1%
Retail	7.7%
Computers	6.8%
Diversified Financial Services	5.5%
Banks	5.3%
Healthcare-Products	4.4%
Electric	3.6%
Building Materials	3.4%
Pharmaceuticals	3.3%
Aerospace/Defense	2.6%
Insurance	2.5%
Oil & Gas Services	2.3%
Media	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021962 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Large Cap Core
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 3)*	$100	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 100	[11]
Expense Ratio, Percent	0.94%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.43% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | payments & business services; media; health services & systems
Security selection in the following sectors  | software & services; retail; pharmaceuticals/medical technology
Position weightings  | Howmet Aerospace, Inc.; Salesforce, Inc. (lack of exposure); Northrop Grumman Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | non-bank financials; semiconductors & hardware; retail
Security selection in the following sectors  | semiconductors & hardware; health services & systems; media
Position weightings  | UnitedHealth Group, Inc.; Arthur J. Gallagher & Co.; Chipotle Mexican Grill, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Large Cap Core Portfolio (Class 3)	12.43%	12.88%	13.08%
S&P 500® Index	16.35%	14.99%	15.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 555,000,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,700,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$555M
Total number of portfolio holdings	56
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	15.0%
Internet	14.2%
Software	10.1%
Retail	7.7%
Computers	6.8%
Diversified Financial Services	5.5%
Banks	5.3%
Healthcare-Products	4.4%
Electric	3.6%
Building Materials	3.4%
Pharmaceuticals	3.3%
Aerospace/Defense	2.6%
Insurance	2.5%
Oil & Gas Services	2.3%
Media	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021965 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BW U.S. Large Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)*	$102	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 102	[12]
Expense Ratio, Percent	0.95%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 15.16% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities underperformed small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; energy; communication services
Security selection in the following sectors  | financials; health care; materials
Position weightings  | Johnson & Johnson; Newmont Corp.; Goldman Sachs Group, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; information technology; financials
Security selection in the following sectors  | consumer staples; information technology; communication services
Position weightings  | UnitedHealth Group, Inc.; Micron Technology, Inc. (lack of exposure); Alphabet, Inc., Class A (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)	15.16%	14.41%	12.47%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,259,000,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 8,100,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,259M
Total number of portfolio holdings	222
Total net advisory fee paid	$8.1M
Portfolio turnover rate during the reporting period	71%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.9%
Oil & Gas	7.6%
Pharmaceuticals	7.5%
Insurance	6.5%
Telecommunications	4.8%
Retail	4.3%
Biotechnology	4.1%
Electric	3.2%
Media	2.7%
Beverages	2.6%
Transportation	2.5%
Healthcare-Services	2.2%
Semiconductors	2.2%
Auto Manufacturers	2.2%
Internet	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021964 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BW U.S. Large Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)*	$91	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 91	[13]
Expense Ratio, Percent	0.85%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 15.21% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities while underperforming small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; energy; communication services
Security selection in the following sectors  | financials; health care; materials
Position weightings  | Johnson & Johnson; Newmont Corp.; Goldman Sachs Group, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; information technology; financials
Security selection in the following sectors  | consumer staples; information technology; communication services
Position weightings  | UnitedHealth Group, Inc.; Micron Technology, Inc. (lack of exposure); Alphabet, Inc., Class A (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)	15.21%	14.51%	12.58%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,259,000,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 8,100,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,259M
Total number of portfolio holdings	222
Total net advisory fee paid	$8.1M
Portfolio turnover rate during the reporting period	71%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.9%
Oil & Gas	7.6%
Pharmaceuticals	7.5%
Insurance	6.5%
Telecommunications	4.8%
Retail	4.3%
Biotechnology	4.1%
Electric	3.2%
Media	2.7%
Beverages	2.6%
Transportation	2.5%
Healthcare-Services	2.2%
Semiconductors	2.2%
Auto Manufacturers	2.2%
Internet	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021963 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BW U.S. Large Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)*	$75	0.70%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 75	[14]
Expense Ratio, Percent	0.70%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 15.41% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities while underperforming small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; energy; communication services
Security selection in the following sectors  | financials; health care; materials
Position weightings  | Johnson & Johnson; Newmont Corp.; Goldman Sachs Group, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; information technology; financials
Security selection in the following sectors  | consumer staples; information technology; communication services
Position weightings  | UnitedHealth Group, Inc.; Micron Technology, Inc. (lack of exposure); Alphabet, Inc., Class A (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)	15.41%	14.69%	12.74%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,259,000,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 8,100,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,259M
Total number of portfolio holdings	222
Total net advisory fee paid	$8.1M
Portfolio turnover rate during the reporting period	71%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.9%
Oil & Gas	7.6%
Pharmaceuticals	7.5%
Insurance	6.5%
Telecommunications	4.8%
Retail	4.3%
Biotechnology	4.1%
Electric	3.2%
Media	2.7%
Beverages	2.6%
Transportation	2.5%
Healthcare-Services	2.2%
Semiconductors	2.2%
Auto Manufacturers	2.2%
Internet	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021966 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)*	$70	0.64%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 70	[15]
Expense Ratio, Percent	0.64%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 17.64% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks in large-, mid- and small-cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | value; momentum; alternative
Positioning in the following sectors  | materials; consumer discretionary; communication services
Position weightings  | Western Digital Corp.; Newmont Corp. (ASX); General Motors Co.
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality
Positioning in the following sectors  | consumer staples; energy; information technology
Position weightings  | Micron Technology, Inc.; Salesforce, Inc.; Comcast Corp. Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)	17.64%	12.60%	13.34%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 581,000,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 3,400,000
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$581M
Total number of portfolio holdings	137
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	81%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.6%
Internet	7.8%
Retail	6.5%
Insurance	6.3%
Semiconductors	4.6%
Biotechnology	4.4%
Oil & Gas	3.7%
Telecommunications	3.7%
Software	3.6%
Healthcare-Products	3.1%
REITS	3.0%
Pharmaceuticals	3.0%
Computers	3.0%
Electric	2.9%
Agriculture	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021967 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)*	$86	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 86	[16]
Expense Ratio, Percent	0.79%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 17.43% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks in large-, mid- and small-cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | value; momentum; alternative
Positioning in the following sectors  | materials; consumer discretionary; communication services
Position weightings  | Western Digital Corp.; Newmont Corp. (ASX); General Motors Co.
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality
Positioning in the following sectors  | consumer staples; energy; information technology
Position weightings  | Micron Technology, Inc.; Salesforce, Inc.; Comcast Corp. Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)	17.43%	12.43%	13.17%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 581,000,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 3,400,000
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$581M
Total number of portfolio holdings	137
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	81%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.6%
Internet	7.8%
Retail	6.5%
Insurance	6.3%
Semiconductors	4.6%
Biotechnology	4.4%
Oil & Gas	3.7%
Telecommunications	3.7%
Software	3.6%
Healthcare-Products	3.1%
REITS	3.0%
Pharmaceuticals	3.0%
Computers	3.0%
Electric	2.9%
Agriculture	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021968 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)*	$97	0.89%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 97	[17]
Expense Ratio, Percent	0.89%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.35% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks in large-, mid- and small-cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | value; momentum; alternative
Positioning in the following sectors  | materials; consumer discretionary; communication services
Position weightings  | Western Digital Corp.; Newmont Corp. (ASX); General Motors Co.
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality
Positioning in the following sectors  | consumer staples; energy; information technology
Position weightings  | Micron Technology, Inc.; Salesforce, Inc.; Comcast Corp. Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)	17.35%	12.32%	13.05%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 581,000,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 3,400,000
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$581M
Total number of portfolio holdings	137
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	81%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.6%
Internet	7.8%
Retail	6.5%
Insurance	6.3%
Semiconductors	4.6%
Biotechnology	4.4%
Oil & Gas	3.7%
Telecommunications	3.7%
Software	3.6%
Healthcare-Products	3.1%
REITS	3.0%
Pharmaceuticals	3.0%
Computers	3.0%
Electric	2.9%
Agriculture	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021971 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 3)*	$92	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 92	[18]
Expense Ratio, Percent	0.88%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 8.16% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed mid- and large-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer discretionary; industrials
Security selection in the following sectors  | information technology; consumer staples; financials
Position weightings  | Alphabet, Inc., Class C; Monster Beverage Corp.; Taiwan Semiconductor Manufacturing Co., Ltd.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; consumer staples; materials
Security selection in the following sectors  | industrials; health care; consumer discretionary
Position weightings  | Lululemon Athletica, Inc.; Netflix, Inc.; NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Growth Portfolio (Class 3)	8.16%	12.09%	16.51%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,793,000,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,900,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,793M
Total number of portfolio holdings	60
Total net advisory fee paid	$10.9M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	26.4%
Semiconductors	23.0%
Software	11.5%
Retail	7.7%
Pharmaceuticals	5.0%
Diversified Financial Services	4.8%
Healthcare-Products	4.1%
Beverages	2.9%
Computers	2.1%
Biotechnology	2.0%
Commercial Services	1.9%
Electronics	1.2%
Chemicals	1.2%
Insurance	0.7%
Transportation	0.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021970 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 2)*	$81	0.78%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 81	[19]
Expense Ratio, Percent	0.78%	[19]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 8.26% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed mid- and large-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer discretionary; industrials
Security selection in the following sectors  | information technology; consumer staples; financials
Position weightings  | Alphabet, Inc., Class C; Monster Beverage Corp.; Taiwan Semiconductor Manufacturing Co., Ltd.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; consumer staples; materials
Security selection in the following sectors  | industrials; health care; consumer discretionary
Position weightings  | Lululemon Athletica, Inc.; Netflix, Inc.; NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Growth Portfolio (Class 2)	8.26%	12.21%	16.63%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,793,000,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,900,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,793M
Total number of portfolio holdings	60
Total net advisory fee paid	$10.9M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	26.4%
Semiconductors	23.0%
Software	11.5%
Retail	7.7%
Pharmaceuticals	5.0%
Diversified Financial Services	4.8%
Healthcare-Products	4.1%
Beverages	2.9%
Computers	2.1%
Biotechnology	2.0%
Commercial Services	1.9%
Electronics	1.2%
Chemicals	1.2%
Insurance	0.7%
Transportation	0.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021969 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 1)*	$66	0.63%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 66	[20]
Expense Ratio, Percent	0.63%	[20]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 8.43% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed mid- and large-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer discretionary; industrials
Security selection in the following sectors  | information technology; consumer staples; financials
Position weightings  | Alphabet, Inc., Class C; Monster Beverage Corp.; Taiwan Semiconductor Manufacturing Co., Ltd.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; consumer staples; materials
Security selection in the following sectors  | industrials; health care; consumer discretionary
Position weightings  | Lululemon Athletica, Inc.; Netflix, Inc.; NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Growth Portfolio (Class 1)	8.43%	12.37%	16.80%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,793,000,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,900,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,793M
Total number of portfolio holdings	60
Total net advisory fee paid	$10.9M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	26.4%
Semiconductors	23.0%
Software	11.5%
Retail	7.7%
Pharmaceuticals	5.0%
Diversified Financial Services	4.8%
Healthcare-Products	4.1%
Beverages	2.9%
Computers	2.1%
Biotechnology	2.0%
Commercial Services	1.9%
Electronics	1.2%
Chemicals	1.2%
Insurance	0.7%
Transportation	0.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021975 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 1)*	$75	0.70%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 75	[21]
Expense Ratio, Percent	0.70%	[21]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.05% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- but not small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary; real estate
Security selection in the following sectors  | communication services
Position weightings  | Lam Research Corp.; Howmet Aerospace, Inc.; UnitedHealth Group, Inc. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; financials
Security selection in the following sectors  | financials; consumer staples
Position weightings  | Fiserv, Inc.; Salesforce, Inc.; Broadcom, Inc. (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Massachusetts Investors Trust Portfolio (Class 1)	13.05%	12.29%	13.46%
S&P 500® Index	16.35%	14.99%	15.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 603,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$603M
Total number of portfolio holdings	66
Total net advisory fee paid	$4.2M
Portfolio turnover rate during the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	14.4%
Semiconductors	13.0%
Computers	9.3%
Software	7.9%
Healthcare-Products	6.2%
Diversified Financial Services	5.7%
Banks	4.9%
Electronics	4.2%
Electrical Components & Equipment	3.8%
Insurance	3.8%
Electric	3.1%
Aerospace/Defense	2.9%
Oil & Gas	2.9%
Pharmaceuticals	2.7%
Retail	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021976 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 2)*	$90	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 90	[22]
Expense Ratio, Percent	0.85%	[22]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 12.92% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- but not small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary; real estate
Security selection in the following sectors  | communication services
Position weightings  | Lam Research Corp.; Howmet Aerospace, Inc.; UnitedHealth Group, Inc. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; financials
Security selection in the following sectors  | financials; consumer staples
Position weightings  | Fiserv, Inc.; Salesforce, Inc.; Broadcom, Inc. (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Massachusetts Investors Trust Portfolio (Class 2)	12.92%	12.12%	13.29%
S&P 500® Index	16.35%	14.99%	15.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 603,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$603M
Total number of portfolio holdings	66
Total net advisory fee paid	$4.2M
Portfolio turnover rate during the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	14.4%
Semiconductors	13.0%
Computers	9.3%
Software	7.9%
Healthcare-Products	6.2%
Diversified Financial Services	5.7%
Banks	4.9%
Electronics	4.2%
Electrical Components & Equipment	3.8%
Insurance	3.8%
Electric	3.1%
Aerospace/Defense	2.9%
Oil & Gas	2.9%
Pharmaceuticals	2.7%
Retail	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021977 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 3)*	$101	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[23]
Expense Ratio, Percent	0.95%	[23]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.86% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- but not small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary; real estate
Security selection in the following sectors  | communication services
Position weightings  | Lam Research Corp.; Howmet Aerospace, Inc.; UnitedHealth Group, Inc. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; financials
Security selection in the following sectors  | financials; consumer staples
Position weightings  | Fiserv, Inc.; Salesforce, Inc.; Broadcom, Inc. (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Massachusetts Investors Trust Portfolio (Class 3)	12.86%	12.02%	13.18%
S&P 500® Index	16.35%	14.99%	15.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 603,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$603M
Total number of portfolio holdings	66
Total net advisory fee paid	$4.2M
Portfolio turnover rate during the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	14.4%
Semiconductors	13.0%
Computers	9.3%
Software	7.9%
Healthcare-Products	6.2%
Diversified Financial Services	5.7%
Banks	4.9%
Electronics	4.2%
Electrical Components & Equipment	3.8%
Insurance	3.8%
Electric	3.1%
Aerospace/Defense	2.9%
Oil & Gas	2.9%
Pharmaceuticals	2.7%
Retail	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021983 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Large Cap Growth(formerly SA MFS Blue Chip Growth Portfolio)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 3)*	$99	0.93%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 99	[24]
Expense Ratio, Percent	0.93%	[24]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.89% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and underperformed small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; consumer staples; consumer discretionary
Security selection in the following sectors  | financials; utilities; health care
Position weightings  | Lam Research Corp.; NVIDIA Corp.; AppLovin Corp., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; financials; utilities
Security selection in the following sectors  | information technology; consumer staples; industrials
Position weightings  | Atlassian Corp., Class A.; Broadcom, Inc.; Alphabet Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Large Cap Growth Portfolio (Class 3)	12.89%	14.73%	16.59%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 754,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$754M
Total number of portfolio holdings	86
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	21.0%
Internet	18.9%
Software	14.5%
Computers	11.4%
Pharmaceuticals	4.3%
Diversified Financial Services	3.3%
Banks	2.9%
Auto Manufacturers	2.7%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	2.3%
Biotechnology	1.6%
Retail	1.6%
Healthcare-Services	1.4%
Electronics	1.4%
Telecommunications	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1, Class 2, and Class 3 shares of the Portfolio to 0.85%, 1.00%, and 1.10% of average daily net assets, respectively, was terminated. Effective April 28, 2025, the Portfolio changed its name to SA MFS Large Cap Growth Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to SA MFS Large Cap Growth Portfolio.
Material Fund Change Expenses [Text Block]	Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1, Class 2, and Class 3 shares of the Portfolio to 0.85%, 1.00%, and 1.10% of average daily net assets, respectively, was terminated.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021982 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Large Cap Growth (formerly SA MFS Blue Chip Growth Portfolio)
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 2)*	$88	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 88	[25]
Expense Ratio, Percent	0.83%	[25]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 13.02% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and underperformed small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; consumer staples; consumer discretionary
Security selection in the following sectors  | financials; utilities; health care
Position weightings  | Lam Research Corp.; NVIDIA Corp.; AppLovin Corp., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; financials; utilities
Security selection in the following sectors  | information technology; consumer staples; industrials
Position weightings  | Atlassian Corp., Class A.; Broadcom, Inc.; Alphabet Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Large Cap Growth Portfolio (Class 2)	13.02%	14.86%	16.71%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 754,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$754M
Total number of portfolio holdings	86
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	21.0%
Internet	18.9%
Software	14.5%
Computers	11.4%
Pharmaceuticals	4.3%
Diversified Financial Services	3.3%
Banks	2.9%
Auto Manufacturers	2.7%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	2.3%
Biotechnology	1.6%
Retail	1.6%
Healthcare-Services	1.4%
Electronics	1.4%
Telecommunications	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1, Class 2, and Class 3 shares of the Portfolio to 0.85%, 1.00%, and 1.10% of average daily net assets, respectively, was terminated. Effective April 28, 2025, the Portfolio changed its name to SA MFS Large Cap Growth Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to SA MFS Large Cap Growth Portfolio.
Material Fund Change Expenses [Text Block]	Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1, Class 2, and Class 3 shares of the Portfolio to 0.85%, 1.00%, and 1.10% of average daily net assets, respectively, was terminated.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021981 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Large Cap Growth (formerly SA MFS Blue Chip Growth Portfolio)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 1)*	$73	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 73	[26]
Expense Ratio, Percent	0.68%	[26]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.25% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and underperformed small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; consumer staples; consumer discretionary
Security selection in the following sectors  | financials; utilities; health care
Position weightings  | Lam Research Corp.; NVIDIA Corp.; AppLovin Corp., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; financials; utilities
Security selection in the following sectors  | information technology; consumer staples; industrials
Position weightings  | Atlassian Corp., Class A.; Broadcom, Inc.; Alphabet Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Large Cap Growth Portfolio (Class 1)	13.25%	15.02%	16.88%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 28, 2025
Net Assets	$ 754,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$754M
Total number of portfolio holdings	86
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	21.0%
Internet	18.9%
Software	14.5%
Computers	11.4%
Pharmaceuticals	4.3%
Diversified Financial Services	3.3%
Banks	2.9%
Auto Manufacturers	2.7%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	2.3%
Biotechnology	1.6%
Retail	1.6%
Healthcare-Services	1.4%
Electronics	1.4%
Telecommunications	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1, Class 2, and Class 3 shares of the Portfolio to 0.85%, 1.00%, and 1.10% of average daily net assets, respectively, was terminated. Effective April 28, 2025, the Portfolio changed its name to SA MFS Large Cap Growth Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to SA MFS Large Cap Growth Portfolio.
Material Fund Change Expenses [Text Block]	Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1, Class 2, and Class 3 shares of the Portfolio to 0.85%, 1.00%, and 1.10% of average daily net assets, respectively, was terminated.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021984 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated Hermes Corporate Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 1)*	$57	0.55%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 57	[27]
Expense Ratio, Percent	0.55%	[27]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 6.67% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 7.48% for the Blended Index (the "Performance Index") comprised of 75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index (the "Performance Index"). Over the period, the U.S. credit markets generated positive returns over the last 12 months with the Bloomberg U.S. Credit Index returning 7.40% and Bloomberg U.S. High Yield - 2% Issuer Cap Index returning 7.73%. Option adjusted spreads (OAS) were little changed during the period, with investment grade OAS slightly tighter and high yield OAS slightly wider.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | supranational; consumer cyclical; consumer non-cyclical
Security selection in the following sectors  | capital goods; energy; insurance
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | sovereign bonds; technology; cash
Security selection in the following sectors  | communications; banking
In aggregate  | sector allocation

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Federated Hermes Corporate Bond Portfolio (Class 1)	6.67%	0.61%	3.76%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index	7.48%	1.31%	4.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,511,000,000
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 7,800,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,511M
Total number of portfolio holdings	845
Total net advisory fee paid	$7.8M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	18.7%
Telecommunications	5.9%
Electric	5.6%
Pharmaceuticals	4.0%
Pipelines	4.0%
Software	3.6%
Oil & Gas	3.2%
Media	3.1%
Internet	3.1%
Commercial Services	2.7%
Computers	2.7%
Beverages	2.7%
Retail	2.7%
REITS	2.6%
Semiconductors	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021985 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated Hermes Corporate Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 2)*	$72	0.70%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 72	[28]
Expense Ratio, Percent	0.70%	[28]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.50% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 7.48% for the Blended Index (the "Performance Index") comprised of 75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index (the "Performance Index"). Over the period, the U.S. credit markets generated positive returns over the last 12 months with the Bloomberg U.S. Credit Index returning 7.40% and Bloomberg U.S. High Yield - 2% Issuer Cap Index returning 7.73%. Option adjusted spreads (OAS) were little changed during the period, with investment grade OAS slightly tighter and high yield OAS slightly wider.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | supranational; consumer cyclical; consumer non-cyclical
Security selection in the following sectors  | capital goods; energy; insurance
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | sovereign bonds; technology; cash
Security selection in the following sectors  | communications; banking
In aggregate  | sector allocation

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Federated Hermes Corporate Bond Portfolio (Class 2)	6.50%	0.45%	3.60%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index	7.48%	1.31%	4.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,511,000,000
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 7,800,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,511M
Total number of portfolio holdings	845
Total net advisory fee paid	$7.8M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	18.7%
Telecommunications	5.9%
Electric	5.6%
Pharmaceuticals	4.0%
Pipelines	4.0%
Software	3.6%
Oil & Gas	3.2%
Media	3.1%
Internet	3.1%
Commercial Services	2.7%
Computers	2.7%
Beverages	2.7%
Retail	2.7%
REITS	2.6%
Semiconductors	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021986 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated Hermes Corporate Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 3)*	$83	0.80%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 83	[29]
Expense Ratio, Percent	0.80%	[29]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.39% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 7.48% for the Blended Index (the "Performance Index") comprised of 75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index (the "Performance Index"). Over the period, the U.S. credit markets generated positive returns over the last 12 months with the Bloomberg U.S. Credit Index returning 7.40% and Bloomberg U.S. High Yield - 2% Issuer Cap Index returning 7.73%. Option adjusted spreads (OAS) were little changed during the period, with investment grade OAS slightly tighter and high yield OAS slightly wider.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | supranational; consumer cyclical; consumer non-cyclical
Security selection in the following sectors  | capital goods; energy; insurance
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | sovereign bonds; technology; cash
Security selection in the following sectors  | communications; banking
In aggregate  | sector allocation

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Federated Hermes Corporate Bond Portfolio (Class 3)	6.39%	0.34%	3.50%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index	7.48%	1.31%	4.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,511,000,000
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 7,800,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,511M
Total number of portfolio holdings	845
Total net advisory fee paid	$7.8M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	18.7%
Telecommunications	5.9%
Electric	5.6%
Pharmaceuticals	4.0%
Pipelines	4.0%
Software	3.6%
Oil & Gas	3.2%
Media	3.1%
Internet	3.1%
Commercial Services	2.7%
Computers	2.7%
Beverages	2.7%
Retail	2.7%
REITS	2.6%
Semiconductors	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021989 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Real Estate
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)*	$111	1.10%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 111	[30]
Expense Ratio, Percent	1.10%	[30]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 1.84% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 4.92% for the FTSE NAREIT Equity REITs Index (the "Performance Index"). Over the period, U.S. REITs lagged the performance of the U.S. equity market at large. U.S. REITs also underperformed Global REITs during the reporting period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | office; gaming; specialty
Security selection in the following sectors  | health care; apartments; manufactured homes
Position weightings  | Ventas, Inc.; Alexandria Real Estate Equities, Inc. (lack of exposure); Jones Lang Lasalle, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; self-storage; diversified
Security selection in the following sectors  | free standing; office; regional malls
Position weightings  | Douglas Emmett, Inc.; Welltower, Inc.; Americold Realty Trust, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)	1.84%	5.27%	5.78%
S&P 500® Index	16.35%	14.99%	15.57%
FTSE NAREIT Equity REITs Index	4.92%	7.25%	6.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 242,000,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$242M
Total number of portfolio holdings	30
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	45%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.2%
Real Estate	1.5%
Internet	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021988 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Real Estate
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)*	$101	1.00%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[31]
Expense Ratio, Percent	1.00%	[31]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 2.00% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 4.92% for the FTSE NAREIT Equity REITs Index (the "Performance Index"). Over the period, U.S. REITs lagged the performance of the U.S. equity market at large. U.S. REITs also underperformed Global REITs during the reporting period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | office; gaming; specialty
Security selection in the following sectors  | health care; apartments; manufactured homes
Position weightings  | Ventas, Inc.; Alexandria Real Estate Equities, Inc. (lack of exposure); Jones Lang Lasalle, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; self-storage; diversified
Security selection in the following sectors  | free standing; office; regional malls
Position weightings  | Douglas Emmett, Inc.; Welltower, Inc.; Americold Realty Trust, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)	2.00%	5.37%	5.88%
S&P 500® Index	16.35%	14.99%	15.57%
FTSE NAREIT Equity REITs Index	4.92%	7.25%	6.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 242,000,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$242M
Total number of portfolio holdings	30
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	45%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.2%
Real Estate	1.5%
Internet	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021987 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Real Estate
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)*	$86	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 86	[32]
Expense Ratio, Percent	0.85%	[32]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 2.17% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 4.92% for the FTSE NAREIT Equity REITs Index (the "Performance Index"). Over the period, U.S. REITs lagged the performance of the U.S. equity market at large. U.S. REITs also underperformed Global REITs during the reporting period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | office; gaming; specialty
Security selection in the following sectors  | health care; apartments; manufactured homes
Position weightings  | Ventas, Inc.; Alexandria Real Estate Equities, Inc. (lack of exposure); Jones Lang Lasalle, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; self-storage; diversified
Security selection in the following sectors  | free standing; office; regional malls
Position weightings  | Douglas Emmett, Inc.; Welltower, Inc.; Americold Realty Trust, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)	2.17%	5.54%	6.05%
S&P 500® Index	16.35%	14.99%	15.57%
FTSE NAREIT Equity REITs Index	4.92%	7.25%	6.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 242,000,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$242M
Total number of portfolio holdings	30
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	45%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.2%
Real Estate	1.5%
Internet	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021990 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Small Company Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 1)*	$101	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[33]
Expense Ratio, Percent	0.95%	[33]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.39% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 17.90% for the Russell 2000® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities generally outperformed their large- and mid-cap counterparts, according to the Russell® family of indices. Value-oriented stocks outperformed growth across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; real estate; information technology
Security selection in the following sectors  | energy; real estate; financials
Position weightings  | MKS, Inc.; QinetiQ Group PLC; Babcock International Group PLC
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; health care; consumer discretionary
Security selection in the following sectors  | materials; industrials; health care
Position weightings  | WillScot Holdings Corp.; ACI Worldwide, Inc.; EchoStar Corp., Class A (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Small Company Value Portfolio (Class 1)	12.39%	10.01%	11.06%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2000® Value Index	17.90%	9.21%	10.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 296,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.1%
Electronics	7.3%
Machinery-Diversified	7.1%
Semiconductors	6.1%
Insurance	5.7%
Healthcare-Products	4.1%
Retail	3.8%
Chemicals	3.7%
Metal Fabricate/Hardware	3.5%
Oil & Gas Services	3.4%
Miscellaneous Manufacturing	3.0%
Lodging	2.9%
Short-Term Investments	2.8%
Software	2.8%
Savings & Loans	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021991 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Small Company Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 3)*	$127	1.20%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 127	[34]
Expense Ratio, Percent	1.20%	[34]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.15% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 17.90% for the Russell 2000® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities generally outperformed their large- and mid-cap counterparts, according to the Russell® family of indices. Value-oriented stocks outperformed growth across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; real estate; information technology
Security selection in the following sectors  | energy; real estate; financials
Position weightings  | MKS, Inc.; QinetiQ Group PLC; Babcock International Group PLC
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; health care; consumer discretionary
Security selection in the following sectors  | materials; industrials; health care
Position weightings  | WillScot Holdings Corp.; ACI Worldwide, Inc.; EchoStar Corp., Class A (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Small Company Value Portfolio (Class 3)	12.15%	9.74%	10.79%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2000® Value Index	17.90%	9.21%	10.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 296,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.1%
Electronics	7.3%
Machinery-Diversified	7.1%
Semiconductors	6.1%
Insurance	5.7%
Healthcare-Products	4.1%
Retail	3.8%
Chemicals	3.7%
Metal Fabricate/Hardware	3.5%
Oil & Gas Services	3.4%
Miscellaneous Manufacturing	3.0%
Lodging	2.9%
Short-Term Investments	2.8%
Software	2.8%
Savings & Loans	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021994 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Mid-Cap Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)*	$103	1.02%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 103	[35]
Expense Ratio, Percent	1.02%	[35]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 1.07% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 1.25% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | telecommunications; cash & cash equivalents; utilities
Security selection in the following sectors  | industrials; energy; financials
Position weightings  | Ciena Corp.; Robinhood Markets, Inc., Class A; Teradyne, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | basic materials; financials; industrials
Security selection in the following sectors  | technology; consumer discretionary; health care
Position weightings  | Palantir Technologies, Inc., Class A; IDEXX Laboratories, Inc.; HubSpot, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)	1.07%	4.10%	13.21%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell Midcap® Growth Index	1.25%	6.53%	13.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 670,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 4,900,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$670M
Total number of portfolio holdings	112
Total net advisory fee paid	$4.9M
Portfolio turnover rate during the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.1%
Retail	7.4%
Aerospace/Defense	6.5%
Pharmaceuticals	5.9%
Biotechnology	5.7%
Diversified Financial Services	5.1%
Healthcare-Products	4.8%
Semiconductors	4.0%
Leisure Time	3.9%
Internet	3.8%
Commercial Services	3.7%
Lodging	3.5%
Miscellaneous Manufacturing	3.5%
Machinery-Construction & Mining	3.2%
Pipelines	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021993 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Mid-Cap Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)*	$93	0.92%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 93	[36]
Expense Ratio, Percent	0.92%	[36]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 1.17% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 1.25% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | telecommunications; cash & cash equivalents; utilities
Security selection in the following sectors  | industrials; energy; financials
Position weightings  | Ciena Corp.; Robinhood Markets, Inc., Class A; Teradyne, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | basic materials; financials; industrials
Security selection in the following sectors  | technology; consumer discretionary; health care
Position weightings  | Palantir Technologies, Inc., Class A; IDEXX Laboratories, Inc.; HubSpot, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)	1.17%	4.20%	13.31%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell Midcap® Growth Index	1.25%	6.53%	13.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 670,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 4,900,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$670M
Total number of portfolio holdings	112
Total net advisory fee paid	$4.9M
Portfolio turnover rate during the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.1%
Retail	7.4%
Aerospace/Defense	6.5%
Pharmaceuticals	5.9%
Biotechnology	5.7%
Diversified Financial Services	5.1%
Healthcare-Products	4.8%
Semiconductors	4.0%
Leisure Time	3.9%
Internet	3.8%
Commercial Services	3.7%
Lodging	3.5%
Miscellaneous Manufacturing	3.5%
Machinery-Construction & Mining	3.2%
Pipelines	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021992 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Mid-Cap Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)*	$78	0.77%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 78	[37]
Expense Ratio, Percent	0.77%	[37]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 1.33% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 1.25% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | telecommunications; cash & cash equivalents; utilities
Security selection in the following sectors  | industrials; energy; financials
Position weightings  | Ciena Corp.; Robinhood Markets, Inc., Class A; Teradyne, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | basic materials; financials; industrials
Security selection in the following sectors  | technology; consumer discretionary; health care
Position weightings  | Palantir Technologies, Inc., Class A; IDEXX Laboratories, Inc.; HubSpot, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)	1.33%	4.36%	13.48%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell Midcap® Growth Index	1.25%	6.53%	13.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 670,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 4,900,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$670M
Total number of portfolio holdings	112
Total net advisory fee paid	$4.9M
Portfolio turnover rate during the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.1%
Retail	7.4%
Aerospace/Defense	6.5%
Pharmaceuticals	5.9%
Biotechnology	5.7%
Diversified Financial Services	5.1%
Healthcare-Products	4.8%
Semiconductors	4.0%
Leisure Time	3.9%
Internet	3.8%
Commercial Services	3.7%
Lodging	3.5%
Miscellaneous Manufacturing	3.5%
Machinery-Construction & Mining	3.2%
Pipelines	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021998 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco Growth Opportunities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 1)*	$85	0.82%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 85	[38]
Expense Ratio, Percent	0.82%	[38]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 8.06% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 13.91% for the Russell 2000® Growth Index (the "Performance Index"). Over the period, U.S. small cap equities saw improved performance, outperforming large cap equities, according to the Russell® family of indices. The Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; communication services; consumer staples
Security selection in the following sectors  | information technology; utilities; energy
Position weightings  | Circle Internet Group, Inc.; TTM Technologies, Inc.; Guardant Health, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; health care; consumer discretionary
Security selection in the following sectors  | industrials; health care; consumer staples
Position weightings  | Bloom Energy Corp., Class A; Freshpet, Inc.; BILL Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Invesco Growth Opportunities Portfolio (Class 1)	8.06%	(0.12)%	10.89%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2000® Growth Index	13.91%	3.01%	11.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 288,000,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$288M
Total number of portfolio holdings	101
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	97%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	13.2%
Electronics	12.4%
Biotechnology	6.4%
Diversified Financial Services	6.3%
Aerospace/Defense	5.9%
Healthcare-Products	5.8%
Software	4.6%
Miscellaneous Manufacturing	3.6%
Healthcare-Services	3.4%
Pharmaceuticals	3.3%
Metal Fabricate/Hardware	3.0%
Retail	2.8%
Building Materials	2.8%
Machinery-Diversified	2.7%
Environmental Control	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021999 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco Growth Opportunities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 2)*	$101	0.97%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[39]
Expense Ratio, Percent	0.97%	[39]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 7.91% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 13.91% for the Russell 2000® Growth Index (the "Performance Index"). Over the period, U.S. small cap equities saw improved performance, outperforming large cap equities, according to the Russell® family of indices. The Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; communication services; consumer staples
Security selection in the following sectors  | information technology; utilities; energy
Position weightings  | Circle Internet Group, Inc.; TTM Technologies, Inc.; Guardant Health, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; health care; consumer discretionary
Security selection in the following sectors  | industrials; health care; consumer staples
Position weightings  | Bloom Energy Corp., Class A; Freshpet, Inc.; BILL Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Invesco Growth Opportunities Portfolio (Class 2)	7.91%	(0.27)%	10.72%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2000® Growth Index	13.91%	3.01%	11.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 288,000,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$288M
Total number of portfolio holdings	101
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	97%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	13.2%
Electronics	12.4%
Biotechnology	6.4%
Diversified Financial Services	6.3%
Aerospace/Defense	5.9%
Healthcare-Products	5.8%
Software	4.6%
Miscellaneous Manufacturing	3.6%
Healthcare-Services	3.4%
Pharmaceuticals	3.3%
Metal Fabricate/Hardware	3.0%
Retail	2.8%
Building Materials	2.8%
Machinery-Diversified	2.7%
Environmental Control	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022000 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco Growth Opportunities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 3)*	$111	1.07%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 111	[40]
Expense Ratio, Percent	1.07%	[40]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 7.83% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 13.91% for the Russell 2000® Growth Index (the "Performance Index"). Over the period, U.S. small cap equities saw improved performance, outperforming large cap equities, according to the Russell® family of indices. The Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; communication services; consumer staples
Security selection in the following sectors  | information technology; utilities; energy
Position weightings  | Circle Internet Group, Inc.; TTM Technologies, Inc.; Guardant Health, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; health care; consumer discretionary
Security selection in the following sectors  | industrials; health care; consumer staples
Position weightings  | Bloom Energy Corp., Class A; Freshpet, Inc.; BILL Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Invesco Growth Opportunities Portfolio (Class 3)	7.83%	(0.36)%	10.61%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2000® Growth Index	13.91%	3.01%	11.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 288,000,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$288M
Total number of portfolio holdings	101
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	97%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	13.2%
Electronics	12.4%
Biotechnology	6.4%
Diversified Financial Services	6.3%
Aerospace/Defense	5.9%
Healthcare-Products	5.8%
Software	4.6%
Miscellaneous Manufacturing	3.6%
Healthcare-Services	3.4%
Pharmaceuticals	3.3%
Metal Fabricate/Hardware	3.0%
Retail	2.8%
Building Materials	2.8%
Machinery-Diversified	2.7%
Environmental Control	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022003 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus Focused Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 3)*	$111	1.05%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 111	[41]
Expense Ratio, Percent	1.05%	[41]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.70% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities but slightly underperformed small-cap equities, according to the Russell® family of indices. Growth stocks underperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; energy; materials
Security selection in the following sectors  | industrials; consumer staples
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; Howmet Aerospace, Inc.; Monster Beverage Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; information technology; financials
Security selection in the following sectors  | healthcare; consumer discretionary
Position weightings  | Marvell Technology, Inc.; UnitedHealth Group, Inc.; DraftKings, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (Class 3)	11.70%	11.17%	15.81%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 497,000,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,700,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$497M
Total number of portfolio holdings	32
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	26.8%
Semiconductors	23.2%
Software	13.0%
Computers	5.0%
Pharmaceuticals	5.0%
Aerospace/Defense	4.8%
Diversified Financial Services	3.9%
Electrical Components & Equipment	3.2%
Healthcare-Products	3.0%
Private Equity	2.7%
Entertainment	2.3%
Short-Term Investments	2.0%
Biotechnology	1.7%
Healthcare-Services	1.6%
Beverages	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022002 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus Focused Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 2)*	$101	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[42]
Expense Ratio, Percent	0.95%	[42]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.85% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities but slightly underperformed small-cap equities, according to the Russell® family of indices. Growth stocks underperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; energy; materials
Security selection in the following sectors  | industrials; consumer staples
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; Howmet Aerospace, Inc.; Monster Beverage Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; information technology; financials
Security selection in the following sectors  | healthcare; consumer discretionary
Position weightings  | Marvell Technology, Inc.; UnitedHealth Group, Inc.; DraftKings, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (Class 2)	11.85%	11.29%	15.92%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 497,000,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,700,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$497M
Total number of portfolio holdings	32
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	26.8%
Semiconductors	23.2%
Software	13.0%
Computers	5.0%
Pharmaceuticals	5.0%
Aerospace/Defense	4.8%
Diversified Financial Services	3.9%
Electrical Components & Equipment	3.2%
Healthcare-Products	3.0%
Private Equity	2.7%
Entertainment	2.3%
Short-Term Investments	2.0%
Biotechnology	1.7%
Healthcare-Services	1.6%
Beverages	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022001 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus Focused Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 1)*	$85	0.80%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 85	[43]
Expense Ratio, Percent	0.80%	[43]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.99% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities but slightly underperformed small-cap equities, according to the Russell® family of indices. Growth stocks underperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; energy; materials
Security selection in the following sectors  | industrials; consumer staples
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; Howmet Aerospace, Inc.; Monster Beverage Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; information technology; financials
Security selection in the following sectors  | healthcare; consumer discretionary
Position weightings  | Marvell Technology, Inc.; UnitedHealth Group, Inc.; DraftKings, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (Class 1)	11.99%	11.45%	16.10%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 497,000,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,700,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$497M
Total number of portfolio holdings	32
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	26.8%
Semiconductors	23.2%
Software	13.0%
Computers	5.0%
Pharmaceuticals	5.0%
Aerospace/Defense	4.8%
Diversified Financial Services	3.9%
Electrical Components & Equipment	3.2%
Healthcare-Products	3.0%
Private Equity	2.7%
Entertainment	2.3%
Short-Term Investments	2.0%
Biotechnology	1.7%
Healthcare-Services	1.6%
Beverages	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000109738 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small & Mid Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 1)*	$93	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 93	[44]
Expense Ratio, Percent	0.91%	[44]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 4.72% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 15.47% for the Russell 2500® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed mid- and large-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; health care; energy
Security selection in the following sectors  | real estate; consumer staples; financials
Position weightings  | Lumentum Holdings, Inc.; C.H. Robinson Worldwide, Inc.; Globus Medical, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer staples; cash; utilities
Security selection in the following sectors  | industrials; information technology; materials
Position weightings  | Sandisk Corp. (lack of exposure); Graphic Packaging Holding Co.; Integer Holdings Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Small & Mid Cap Value Portfolio (Class 1)	4.72%	9.64%	10.02%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2500® Value Index	15.47%	10.80%	11.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 495,000,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 4,000,000.0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$495M
Total number of portfolio holdings	91
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.5%
Transportation	7.9%
Commercial Services	5.7%
REITS	5.4%
Healthcare-Products	5.2%
Retail	4.6%
Computers	4.1%
Healthcare-Services	3.6%
Oil & Gas	3.3%
Semiconductors	3.2%
Diversified Financial Services	3.0%
Insurance	2.6%
Machinery-Construction & Mining	2.6%
Electronics	2.5%
Miscellaneous Manufacturing	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022007 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small & Mid Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 2)*	$108	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 108	[45]
Expense Ratio, Percent	1.06%	[45]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 4.61% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 15.47% for the Russell 2500® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed mid- and large-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; health care; energy
Security selection in the following sectors  | real estate; consumer staples; financials
Position weightings  | Lumentum Holdings, Inc.; C.H. Robinson Worldwide, Inc.; Globus Medical, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer staples; cash; utilities
Security selection in the following sectors  | industrials; information technology; materials
Position weightings  | Sandisk Corp. (lack of exposure); Graphic Packaging Holding Co.; Integer Holdings Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Small & Mid Cap Value Portfolio (Class 2)	4.61%	9.48%	9.86%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2500® Value Index	15.47%	10.80%	11.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 495,000,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 4,000,000.0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$495M
Total number of portfolio holdings	91
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.5%
Transportation	7.9%
Commercial Services	5.7%
REITS	5.4%
Healthcare-Products	5.2%
Retail	4.6%
Computers	4.1%
Healthcare-Services	3.6%
Oil & Gas	3.3%
Semiconductors	3.2%
Diversified Financial Services	3.0%
Insurance	2.6%
Machinery-Construction & Mining	2.6%
Electronics	2.5%
Miscellaneous Manufacturing	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022008 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small & Mid Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 3)*	$119	1.16%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 119	[46]
Expense Ratio, Percent	1.16%	[46]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.44% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 15.47% for the Russell 2500® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed mid- and large-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; health care; energy
Security selection in the following sectors  | real estate; consumer staples; financials
Position weightings  | Lumentum Holdings, Inc.; C.H. Robinson Worldwide, Inc.; Globus Medical, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer staples; cash; utilities
Security selection in the following sectors  | industrials; information technology; materials
Position weightings  | Sandisk Corp. (lack of exposure); Graphic Packaging Holding Co.; Integer Holdings Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Small & Mid Cap Value Portfolio (Class 3)	4.44%	9.36%	9.74%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2500® Value Index	15.47%	10.80%	11.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 495,000,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 4,000,000.0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$495M
Total number of portfolio holdings	91
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.5%
Transportation	7.9%
Commercial Services	5.7%
REITS	5.4%
Healthcare-Products	5.2%
Retail	4.6%
Computers	4.1%
Healthcare-Services	3.6%
Oil & Gas	3.3%
Semiconductors	3.2%
Diversified Financial Services	3.0%
Insurance	2.6%
Machinery-Construction & Mining	2.6%
Electronics	2.5%
Miscellaneous Manufacturing	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022011 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam International Value(formerly SA Putnam International Growth and Income Portfolio)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 3)*	$139	1.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 139	[47]
Expense Ratio, Percent	1.18%	[47]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 35.93% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 43.06% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, developed international value stocks outperformed most other asset classes, including U.S. equities, developed international growth equities, and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; health care; consumer discretionary
Security selection in the following sectors  | utilities
Position weightings  | AIB Group PLC; CaixaBank SA; Nestle SA (lack of exposure)
Countries/Regions  | Switzerland; Ireland; Sweden (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; consumer staples; utilities
Security selection in the following sectors  | industrials; consumer discretionary; financials
Position weightings  | Banco Santander SA (lack of exposure); UBS Group AG; Sanofi SA
Countries/Regions   | France; United States; Hong Kong (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Putnam International Value Portfolio (Class 3)	35.93%	14.03%	9.93%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
MSCI EAFE Value Index (net)	43.06%	14.81%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 28, 2025
Net Assets	$ 345,000,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$345M
Total number of portfolio holdings	166
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	26.9%
Insurance	8.8%
Oil & Gas	6.3%
Pharmaceuticals	5.2%
Telecommunications	4.4%
Miscellaneous Manufacturing	3.9%
Distribution/Wholesale	3.4%
Building Materials	3.3%
Electric	3.3%
Short-Term Investments	2.8%
Retail	2.7%
Electronics	2.6%
Mining	2.4%
Aerospace/Defense	2.4%
Food	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 28, 2025, the Portfolio changed its name to SA Putnam International Value Portfolio. Effective April 30, 2025, derivatives risk was added as a principal risk of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to SA Putnam International Value Portfolio.
Material Fund Change Risks Change [Text Block]	Effective April 30, 2025, derivatives risk was added as a principal risk of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022010 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam International Value (formerly SA Putnam International Growth and Income Portfolio)
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 2)*	$128	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 128	[48]
Expense Ratio, Percent	1.08%	[48]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 36.14% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 43.06% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, developed international value stocks outperformed most other asset classes, including U.S. equities, developed international growth equities, and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; health care; consumer discretionary
Security selection in the following sectors  | utilities
Position weightings  | AIB Group PLC; CaixaBank SA; Nestle SA (lack of exposure)
Countries/Regions  | Switzerland; Ireland; Sweden (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; consumer staples; utilities
Security selection in the following sectors  | industrials; consumer discretionary; financials
Position weightings  | Banco Santander SA (lack of exposure); UBS Group AG; Sanofi SA
Countries/Regions   | France; United States; Hong Kong (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Putnam International Value Portfolio (Class 2)	36.14%	14.14%	10.05%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
MSCI EAFE Value Index (net)	43.06%	14.81%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 28, 2025
Net Assets	$ 345,000,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$345M
Total number of portfolio holdings	166
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	26.9%
Insurance	8.8%
Oil & Gas	6.3%
Pharmaceuticals	5.2%
Telecommunications	4.4%
Miscellaneous Manufacturing	3.9%
Distribution/Wholesale	3.4%
Building Materials	3.3%
Electric	3.3%
Short-Term Investments	2.8%
Retail	2.7%
Electronics	2.6%
Mining	2.4%
Aerospace/Defense	2.4%
Food	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 28, 2025, the Portfolio changed its name to SA Putnam International Value Portfolio. Effective April 30, 2025, derivatives risk was added as a principal risk of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to SA Putnam International Value Portfolio.
Material Fund Change Risks Change [Text Block]	Effective April 30, 2025, derivatives risk was added as a principal risk of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022009 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam International Value(formerly SA Putnam International Growth and Income Portfolio)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 1)*	$111	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 111	[49]
Expense Ratio, Percent	0.94%	[49]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 36.27% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 43.06% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, developed international value stocks outperformed most other asset classes, including U.S. equities, developed international growth equities, and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; health care; consumer discretionary
Security selection in the following sectors  | utilities
Position weightings  | AIB Group PLC; CaixaBank SA; Nestle SA (lack of exposure)
Countries/Regions  | Switzerland; Ireland; Sweden (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; consumer staples; utilities
Security selection in the following sectors  | industrials; consumer discretionary; financials
Position weightings  | Banco Santander SA (lack of exposure); UBS Group AG; Sanofi SA
Countries/Regions   | France; United States; Hong Kong (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Putnam International Value Portfolio (Class 1)	36.27%	14.29%	10.20%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
MSCI EAFE Value Index (net)	43.06%	14.81%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 28, 2025
Net Assets	$ 345,000,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$345M
Total number of portfolio holdings	166
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	26.9%
Insurance	8.8%
Oil & Gas	6.3%
Pharmaceuticals	5.2%
Telecommunications	4.4%
Miscellaneous Manufacturing	3.9%
Distribution/Wholesale	3.4%
Building Materials	3.3%
Electric	3.3%
Short-Term Investments	2.8%
Retail	2.7%
Electronics	2.6%
Mining	2.4%
Aerospace/Defense	2.4%
Food	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 28, 2025, the Portfolio changed its name to SA Putnam International Value Portfolio. Effective April 30, 2025, derivatives risk was added as a principal risk of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to SA Putnam International Value Portfolio.
Material Fund Change Risks Change [Text Block]	Effective April 30, 2025, derivatives risk was added as a principal risk of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022012 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Global Equities(formerly SA JPMorgan Global Equities Portfolio)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 1)*	$92	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 92	[50]
Expense Ratio, Percent	0.83%	[50]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 21.45% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index & "Performance Index"). Over the period, global equities outperformed U.S. equities but underperformed developed non-U.S. and emerging markets equities, according to the MSCI family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. – see Material Fund Changes for the time period covered | Allocations in the following sectors: financials; materials; consumer staples. Security selection in the following sectors: consumer staples; financials; real estate. Position weightings: NVIDIA Corp.; Seagate Technology Holdings PLC; Heidelberg Materials AG. Countries/Regions: Hong Kong; Denmark; Austria
FIAM LLC – see Material Fund Changes for the time period covered  | Allocations in the following sectors: consumer staples; energy; communication services. Security selection in the following sectors: information technology; financials; utilities. Position weightings: Sandisk Corp.; Western Digital Corp.; Micron Technology, Inc. Countries/Regions: Belgium; Ireland; Japan
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc. – see Material Fund Changes for the time period covered  | Allocations in the following sectors: industrials; utilities; real estate. Security selection in the following sectors: industrials; utilities; energy. Position weightings: Bristol-Myers Squibb Co.; UnitedHealth Group, Inc.; Allison Transmission Holdings, Inc. Countries/Regions: United States; Spain; Switzerland
FIAM LLC – see Material Fund Changes for the time period covered  | Allocations in the following sectors: financials; information technology; materials. Security selection in the following sectors: consumer staples; industrials; consumer discretionary. Position weightings: Tesla, Inc.; Kyndryl Holdings, Inc.; Flutter Entertainment PLC. Countries/Regions: Germany; Switzerland; Denmark

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Global Equities Portfolio (Class 1)	21.45%	14.36%	12.31%
MSCI World Index (net)	19.58%	12.87%	13.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jul. 28, 2025
Net Assets	$ 355,000,000
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$355M
Total number of portfolio holdings	363
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	129%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.2%
Semiconductors	11.1%
Banks	9.3%
Computers	6.5%
Software	6.4%
Pharmaceuticals	5.2%
Unaffiliated Investment Companies	4.4%
Oil & Gas	2.8%
Diversified Financial Services	2.8%
Electric	2.5%
Aerospace/Defense	2.4%
Insurance	2.3%
Biotechnology	2.2%
Auto Manufacturers	2.1%
Telecommunications	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective July 28, 2025, FIAM LLC was appointed as subadviser replacing the existing subadviser, J.P. Morgan Investment Management Inc. In connection with this change, the Portfolio’s name was changed to the SA Fidelity Institutional AM® Global Equities Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek long-term capital appreciation.” Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, mid-cap companies risk, preferred stock risk, convertible securities risk, warrants and rights risk, stapled securities risk, real estate investment trusts risk, and depository receipts risk were added as principal risks, and small- and mid-cap companies risk was removed as a principal risk. Additionally, effective July 28, 2025, a contractual advisory fee waiver was implemented in the amount of 0.03% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Name [Text Block]	In connection with this change, the Portfolio’s name was changed to the SA Fidelity Institutional AM® Global Equities Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek long-term capital appreciation.”
Material Fund Change Expenses [Text Block]	Additionally, effective July 28, 2025, a contractual advisory fee waiver was implemented in the amount of 0.03% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, mid-cap companies risk, preferred stock risk, convertible securities risk, warrants and rights risk, stapled securities risk, real estate investment trusts risk, and depository receipts risk were added as principal risks, and small- and mid-cap companies risk was removed as a principal risk.
Material Fund Change Adviser [Text Block]	Effective July 28, 2025, FIAM LLC was appointed as subadviser replacing the existing subadviser, J.P. Morgan Investment Management Inc.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022013 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Global Equities(formerly SA JPMorgan Global Equities Portfolio)
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 2)*	$108	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 108	[51]
Expense Ratio, Percent	0.98%	[51]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 21.29% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index & "Performance Index"). Over the period, global equities outperformed U.S. equities but underperformed developed non-U.S. and emerging markets equities, according to the MSCI family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. – see Material Fund Changes for the time period covered | Allocations in the following sectors: financials; materials; consumer staples. Security selection in the following sectors: consumer staples; financials; real estate. Position weightings: NVIDIA Corp.; Seagate Technology Holdings PLC; Heidelberg Materials AG. Countries/Regions: Hong Kong; Denmark; Austria
FIAM LLC – see Material Fund Changes for the time period covered  | Allocations in the following sectors: consumer staples; energy; communication services. Security selection in the following sectors: information technology; financials; utilities. Position weightings: Sandisk Corp.; Western Digital Corp.; Micron Technology, Inc. Countries/Regions: Belgium; Ireland; Japan
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc. – see Material Fund Changes for the time period covered  | Allocations in the following sectors: industrials; utilities; real estate. Security selection in the following sectors: industrials; utilities; energy. Position weightings: Bristol-Myers Squibb Co.; UnitedHealth Group, Inc.; Allison Transmission Holdings, Inc. Countries/Regions: United States; Spain; Switzerland
FIAM LLC – see Material Fund Changes for the time period covered  | Allocations in the following sectors: financials; information technology; materials. Security selection in the following sectors: consumer staples; industrials; consumer discretionary. Position weightings: Tesla, Inc.; Kyndryl Holdings, Inc.; Flutter Entertainment PLC. Countries/Regions: Germany; Switzerland; Denmark

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Global Equities Portfolio (Class 2)	21.29%	14.20%	12.14%
MSCI World Index (net)	19.58%	12.87%	13.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jul. 28, 2025
Net Assets	$ 355,000,000
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$355M
Total number of portfolio holdings	363
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	129%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.2%
Semiconductors	11.1%
Banks	9.3%
Computers	6.5%
Software	6.4%
Pharmaceuticals	5.2%
Unaffiliated Investment Companies	4.4%
Oil & Gas	2.8%
Diversified Financial Services	2.8%
Electric	2.5%
Aerospace/Defense	2.4%
Insurance	2.3%
Biotechnology	2.2%
Auto Manufacturers	2.1%
Telecommunications	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective July 28, 2025, FIAM LLC was appointed as subadviser replacing the existing subadviser, J.P. Morgan Investment Management Inc. In connection with this change, the Portfolio’s name was changed to the SA Fidelity Institutional AM® Global Equities Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek long-term capital appreciation.” Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, mid-cap companies risk, preferred stock risk, convertible securities risk, warrants and rights risk, stapled securities risk, real estate investment trusts risk, and depository receipts risk were added as principal risks, and small- and mid-cap companies risk was removed as a principal risk. Additionally, effective July 28, 2025, a contractual advisory fee waiver was implemented in the amount of 0.03% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Name [Text Block]	In connection with this change, the Portfolio’s name was changed to the SA Fidelity Institutional AM® Global Equities Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek long-term capital appreciation.”
Material Fund Change Expenses [Text Block]	Additionally, effective July 28, 2025, a contractual advisory fee waiver was implemented in the amount of 0.03% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, mid-cap companies risk, preferred stock risk, convertible securities risk, warrants and rights risk, stapled securities risk, real estate investment trusts risk, and depository receipts risk were added as principal risks, and small- and mid-cap companies risk was removed as a principal risk.
Material Fund Change Adviser [Text Block]	Effective July 28, 2025, FIAM LLC was appointed as subadviser replacing the existing subadviser, J.P. Morgan Investment Management Inc.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022014 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Global Equities(formerly SA JPMorgan Global Equities Portfolio)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 3)*	$119	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 119	[52]
Expense Ratio, Percent	1.08%	[52]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 21.13% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index & "Performance Index"). Over the period, global equities outperformed U.S. equities but underperformed developed non-U.S. and emerging markets equities, according to the MSCI family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. – see Material Fund Changes for the time period covered | Allocations in the following sectors: financials; materials; consumer staples. Security selection in the following sectors: consumer staples; financials; real estate. Position weightings: NVIDIA Corp.; Seagate Technology Holdings PLC; Heidelberg Materials AG. Countries/Regions: Hong Kong; Denmark; Austria
FIAM LLC – see Material Fund Changes for the time period covered  | Allocations in the following sectors: consumer staples; energy; communication services. Security selection in the following sectors: information technology; financials; utilities. Position weightings: Sandisk Corp.; Western Digital Corp.; Micron Technology, Inc. Countries/Regions: Belgium; Ireland; Japan
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc. – see Material Fund Changes for the time period covered  | Allocations in the following sectors: industrials; utilities; real estate. Security selection in the following sectors: industrials; utilities; energy. Position weightings: Bristol-Myers Squibb Co.; UnitedHealth Group, Inc.; Allison Transmission Holdings, Inc. Countries/Regions: United States; Spain; Switzerland
FIAM LLC – see Material Fund Changes for the time period covered  | Allocations in the following sectors: financials; information technology; materials. Security selection in the following sectors: consumer staples; industrials; consumer discretionary. Position weightings: Tesla, Inc.; Kyndryl Holdings, Inc.; Flutter Entertainment PLC. Countries/Regions: Germany; Switzerland; Denmark

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Global Equities Portfolio (Class 3)	21.13%	14.07%	12.02%
MSCI World Index (net)	19.58%	12.87%	13.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jul. 28, 2025
Net Assets	$ 355,000,000
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$355M
Total number of portfolio holdings	363
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	129%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.2%
Semiconductors	11.1%
Banks	9.3%
Computers	6.5%
Software	6.4%
Pharmaceuticals	5.2%
Unaffiliated Investment Companies	4.4%
Oil & Gas	2.8%
Diversified Financial Services	2.8%
Electric	2.5%
Aerospace/Defense	2.4%
Insurance	2.3%
Biotechnology	2.2%
Auto Manufacturers	2.1%
Telecommunications	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective July 28, 2025, FIAM LLC was appointed as subadviser replacing the existing subadviser, J.P. Morgan Investment Management Inc. In connection with this change, the Portfolio’s name was changed to the SA Fidelity Institutional AM® Global Equities Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek long-term capital appreciation.” Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, mid-cap companies risk, preferred stock risk, convertible securities risk, warrants and rights risk, stapled securities risk, real estate investment trusts risk, and depository receipts risk were added as principal risks, and small- and mid-cap companies risk was removed as a principal risk. Additionally, effective July 28, 2025, a contractual advisory fee waiver was implemented in the amount of 0.03% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Name [Text Block]	In connection with this change, the Portfolio’s name was changed to the SA Fidelity Institutional AM® Global Equities Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek long-term capital appreciation.”
Material Fund Change Expenses [Text Block]	Additionally, effective July 28, 2025, a contractual advisory fee waiver was implemented in the amount of 0.03% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, mid-cap companies risk, preferred stock risk, convertible securities risk, warrants and rights risk, stapled securities risk, real estate investment trusts risk, and depository receipts risk were added as principal risks, and small- and mid-cap companies risk was removed as a principal risk.
Material Fund Change Adviser [Text Block]	Effective July 28, 2025, FIAM LLC was appointed as subadviser replacing the existing subadviser, J.P. Morgan Investment Management Inc.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022017 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO Global Bond Opportunities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 3)*	$123	1.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 123	[53]
Expense Ratio, Percent	1.18%	[53]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 8.22% for the year ended January 31, 2026, compared to 8.56% for the Bloomberg Global Aggregate Index (a broad-based securities market index) and 4.71% for the Bloomberg Global Aggregate Index (USD-Hedged) the "Performance Index"). Over the trailing 12 months, front end yields declined as several central banks began easing policy, while longer dated yields rose in markets such as the U.S. and Japan. Credit oriented sectors, including corporates and securitized markets, generally delivered positive returns over the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following strategies | global duration (using interest rate swaps); investment grade credit (using CDX); securitized credit; non-agency residential mortgage-backed securities
Countries/Regions  | United States; Europe; South Africa
In aggregate  | duration positioning (using interest rate swaps); emerging market currencies (using currency forwards); credit (using CDX)
TOP PERFORMANCE DETRACTORS
Allocations in the following strategies  | Australian duration (using interest rate swaps); Australian dollar; Singapore dollar
Countries/Regions  | Australia

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO Global Bond Opportunities Portfolio (Class 3)	8.22%	(3.28)%	0.27%
Bloomberg Global Aggregate Index	8.56%	(1.79)%	1.27%
Bloomberg Global Aggregate Index (USD-Hedged)	4.71%	0.50%	2.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 279,000,000
Holdings Count | Holding	549
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	267.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$279M
Total number of portfolio holdings	549
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	267%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	75.3%
Foreign Government Obligations	32.7%
Collateralized Mortgage Obligations	13.5%
Banks	9.8%
Short-Term Investments	5.8%
Other Asset Backed Securities	5.4%
Internet	1.2%
Investment Companies	1.2%
Repurchase Agreements	1.1%
Auto Loan Receivables	0.9%
Telecommunications	0.5%
Pharmaceuticals	0.4%
Healthcare-Products	0.4%
Diversified Financial Services	0.4%
Credit Card Receivables	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022016 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO Global Bond Opportunities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 2)*	$112	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 112	[54]
Expense Ratio, Percent	1.08%	[54]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 8.27% for the year ended January 31, 2026, compared to 8.56% for the Bloomberg Global Aggregate Index (a broad-based securities market index) and 4.71% for the Bloomberg Global Aggregate Index (USD-Hedged) the "Performance Index"). Over the trailing 12 months, front end yields declined as several central banks began easing policy, while longer dated yields rose in markets such as the U.S. and Japan. Credit oriented sectors, including corporates and securitized markets, generally delivered positive returns over the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following strategies | global duration (using interest rate swaps); investment grade credit (using CDX); securitized credit; non-agency residential mortgage-backed securities
Countries/Regions  | United States; Europe; South Africa
In aggregate  | duration positioning (using interest rate swaps); emerging market currencies (using currency forwards); credit (using CDX)
TOP PERFORMANCE DETRACTORS
Allocations in the following strategies  | Australian duration (using interest rate swaps); Australian dollar; Singapore dollar
Countries/Regions  | Australia

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO Global Bond Opportunities Portfolio (Class 2)	8.27%	(3.16)%	0.38%
Bloomberg Global Aggregate Index	8.56%	(1.79)%	1.27%
Bloomberg Global Aggregate Index (USD-Hedged)	4.71%	0.50%	2.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 279,000,000
Holdings Count | Holding	549
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	267.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$279M
Total number of portfolio holdings	549
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	267%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	75.3%
Foreign Government Obligations	32.7%
Collateralized Mortgage Obligations	13.5%
Banks	9.8%
Short-Term Investments	5.8%
Other Asset Backed Securities	5.4%
Internet	1.2%
Investment Companies	1.2%
Repurchase Agreements	1.1%
Auto Loan Receivables	0.9%
Telecommunications	0.5%
Pharmaceuticals	0.4%
Healthcare-Products	0.4%
Diversified Financial Services	0.4%
Credit Card Receivables	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022015 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO Global Bond Opportunities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 1)*	$97	0.93%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 97	[55]
Expense Ratio, Percent	0.93%	[55]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 8.35% for the year ended January 31, 2026, compared to 8.56% for the Bloomberg Global Aggregate Index (a broad-based securities market index) and 4.71% for the Bloomberg Global Aggregate Index (USD-Hedged) the "Performance Index"). Over the trailing 12 months, front end yields declined as several central banks began easing policy, while longer dated yields rose in markets such as the U.S. and Japan. Credit oriented sectors, including corporates and securitized markets, generally delivered positive returns over the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following strategies | global duration (using interest rate swaps); investment grade credit (using CDX); securitized credit; non-agency residential mortgage-backed securities
Countries/Regions  | United States; Europe; South Africa
In aggregate  | duration positioning (using interest rate swaps); emerging market currencies (using currency forwards); credit (using CDX)
TOP PERFORMANCE DETRACTORS
Allocations in the following strategies  | Australian duration (using interest rate swaps); Australian dollar; Singapore dollar
Countries/Regions  | Australia

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO Global Bond Opportunities Portfolio (Class 1)	8.35%	(3.04)%	0.52%
Bloomberg Global Aggregate Index	8.56%	(1.79)%	1.27%
Bloomberg Global Aggregate Index (USD-Hedged)	4.71%	0.50%	2.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 279,000,000
Holdings Count | Holding	549
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	267.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$279M
Total number of portfolio holdings	549
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	267%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	75.3%
Foreign Government Obligations	32.7%
Collateralized Mortgage Obligations	13.5%
Banks	9.8%
Short-Term Investments	5.8%
Other Asset Backed Securities	5.4%
Internet	1.2%
Investment Companies	1.2%
Repurchase Agreements	1.1%
Auto Loan Receivables	0.9%
Telecommunications	0.5%
Pharmaceuticals	0.4%
Healthcare-Products	0.4%
Diversified Financial Services	0.4%
Credit Card Receivables	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022018 [Member]
Shareholder Report [Line Items]
Fund Name	SA Morgan Stanley International Equities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 1)*	$96	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 96	[56]
Expense Ratio, Percent	0.88%	[56]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 17.45% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, international developed-market equities underperformed emerging market equities but outperformed U.S. equities, according to the MSCI family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary
Security selection in the following sectors  | materials
Position weightings  | ASML NV; Samsung Electronics Co., Ltd.; Taiwan Semiconductor Manufacturing Co., Ltd.
Countries/Regions  | Korea; Taiwan; Australia (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; utilities; information technology
Security selection in the following sectors  | industrials; information technology; consumer discretionary
Position weightings  | BayCurrent, Inc.; SAP SE; RELX PLC
Countries/Regions   | Canada; Spain

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Morgan Stanley International Equities Portfolio (Class 1)	17.45%	6.41%	6.97%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 335,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$335M
Total number of portfolio holdings	48
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.6%
Machinery-Diversified	9.7%
Diversified Financial Services	7.8%
Banks	6.1%
Cosmetics/Personal Care	5.5%
Electronics	4.8%
Commercial Services	4.3%
Internet	4.2%
Pharmaceuticals	4.0%
Software	3.2%
Retail	3.2%
Transportation	2.9%
Aerospace/Defense	2.9%
Oil & Gas	2.8%
Insurance	2.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022019 [Member]
Shareholder Report [Line Items]
Fund Name	SA Morgan Stanley International Equities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 2)*	$112	1.03%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 112	[57]
Expense Ratio, Percent	1.03%	[57]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 17.22% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, international developed-market equities underperformed emerging market equities but outperformed U.S. equities, according to the MSCI family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary
Security selection in the following sectors  | materials
Position weightings  | ASML NV; Samsung Electronics Co., Ltd.; Taiwan Semiconductor Manufacturing Co., Ltd.
Countries/Regions  | Korea; Taiwan; Australia (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; utilities; information technology
Security selection in the following sectors  | industrials; information technology; consumer discretionary
Position weightings  | BayCurrent, Inc.; SAP SE; RELX PLC
Countries/Regions   | Canada; Spain

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Morgan Stanley International Equities Portfolio (Class 2)	17.22%	6.25%	6.82%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 335,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$335M
Total number of portfolio holdings	48
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.6%
Machinery-Diversified	9.7%
Diversified Financial Services	7.8%
Banks	6.1%
Cosmetics/Personal Care	5.5%
Electronics	4.8%
Commercial Services	4.3%
Internet	4.2%
Pharmaceuticals	4.0%
Software	3.2%
Retail	3.2%
Transportation	2.9%
Aerospace/Defense	2.9%
Oil & Gas	2.8%
Insurance	2.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022020 [Member]
Shareholder Report [Line Items]
Fund Name	SA Morgan Stanley International Equities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 3)*	$123	1.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 123	[58]
Expense Ratio, Percent	1.13%	[58]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.18% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, international developed-market equities underperformed emerging market equities but outperformed U.S. equities, according to the MSCI family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary
Security selection in the following sectors  | materials
Position weightings  | ASML NV; Samsung Electronics Co., Ltd.; Taiwan Semiconductor Manufacturing Co., Ltd.
Countries/Regions  | Korea; Taiwan; Australia (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; utilities; information technology
Security selection in the following sectors  | industrials; information technology; consumer discretionary
Position weightings  | BayCurrent, Inc.; SAP SE; RELX PLC
Countries/Regions   | Canada; Spain

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Morgan Stanley International Equities Portfolio (Class 3)	17.18%	6.14%	6.71%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 335,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$335M
Total number of portfolio holdings	48
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.6%
Machinery-Diversified	9.7%
Diversified Financial Services	7.8%
Banks	6.1%
Cosmetics/Personal Care	5.5%
Electronics	4.8%
Commercial Services	4.3%
Internet	4.2%
Pharmaceuticals	4.0%
Software	3.2%
Retail	3.2%
Transportation	2.9%
Aerospace/Defense	2.9%
Oil & Gas	2.8%
Insurance	2.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022023 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Emerging Markets
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 3)*	$179	1.45%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 179	[59]
Expense Ratio, Percent	1.45%	[59]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 47.15% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 42.84% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, emerging markets equities rose driven by gains from South Korea and China.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; consumer staples; energy
Security selection in the following sectors  | financials; information technology; utilities
Position weightings  | SK Hynix, Inc; Samsung Electronics Co., Ltd.; Xiaomi Corp., Class B
Allocations to the following countries/regions  | South Korea; Saudi Arabia; India
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | materials; financials; communication services
Security selection in the following sectors  | industrials; consumer staples; communication services
Position weightings  | Wipro, Ltd.; Infosys, Ltd.; Delta Electronics, Inc.
Allocations to the following countries/regions   | South Africa; Turkey; Taiwan

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Emerging Markets Portfolio (Class 3)	47.15%	5.92%	10.00%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	9.82%
MSCI Emerging Markets Index (net)	42.84%	5.34%	10.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2026
Net Assets	$ 227,000,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$227M
Total number of portfolio holdings	136
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	25.7%
Banks	18.5%
Internet	9.2%
Insurance	5.6%
Oil & Gas	3.4%
Retail	2.5%
Mining	2.5%
Electronics	2.4%
Telecommunications	2.2%
Diversified Financial Services	2.2%
Computers	2.0%
Auto Manufacturers	1.9%
Airlines	1.7%
Electric	1.7%
Software	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective January 1, 2026, the contractual advisory fee waiver was amended to lower the advisory fee paid by the Portfolio from 1.00% of average daily net assets to 0.95% of average daily net assets. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective January 1, 2026, the contractual advisory fee waiver was amended to lower the advisory fee paid by the Portfolio from 1.00% of average daily net assets to 0.95% of average daily net assets.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022022 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Emerging Markets
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 2)*	$167	1.35%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 167	[60]
Expense Ratio, Percent	1.35%	[60]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 47.45% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 42.84% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, emerging markets equities rose driven by gains from South Korea and China.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; consumer staples; energy
Security selection in the following sectors  | financials; information technology; utilities
Position weightings  | SK Hynix, Inc; Samsung Electronics Co., Ltd.; Xiaomi Corp., Class B
Allocations to the following countries/regions  | South Korea; Saudi Arabia; India
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | materials; financials; communication services
Security selection in the following sectors  | industrials; consumer staples; communication services
Position weightings  | Wipro, Ltd.; Infosys, Ltd.; Delta Electronics, Inc.
Allocations to the following countries/regions   | South Africa; Turkey; Taiwan

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Emerging Markets Portfolio (Class 2)	47.45%	6.04%	10.10%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	9.82%
MSCI Emerging Markets Index (net)	42.84%	5.34%	10.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2026
Net Assets	$ 227,000,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$227M
Total number of portfolio holdings	136
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	25.7%
Banks	18.5%
Internet	9.2%
Insurance	5.6%
Oil & Gas	3.4%
Retail	2.5%
Mining	2.5%
Electronics	2.4%
Telecommunications	2.2%
Diversified Financial Services	2.2%
Computers	2.0%
Auto Manufacturers	1.9%
Airlines	1.7%
Electric	1.7%
Software	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective January 1, 2026, the contractual advisory fee waiver was amended to lower the advisory fee paid by the Portfolio from 1.00% of average daily net assets to 0.95% of average daily net assets. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective January 1, 2026, the contractual advisory fee waiver was amended to lower the advisory fee paid by the Portfolio from 1.00% of average daily net assets to 0.95% of average daily net assets.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022021 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Emerging Markets
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 1)*	$149	1.20%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 149	[61]
Expense Ratio, Percent	1.20%	[61]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 47.53% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 42.84% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, emerging markets equities rose driven by gains from South Korea and China.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; consumer staples; energy
Security selection in the following sectors  | financials; information technology; utilities
Position weightings  | SK Hynix, Inc; Samsung Electronics Co., Ltd.; Xiaomi Corp., Class B
Allocations to the following countries/regions  | South Korea; Saudi Arabia; India
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | materials; financials; communication services
Security selection in the following sectors  | industrials; consumer staples; communication services
Position weightings  | Wipro, Ltd.; Infosys, Ltd.; Delta Electronics, Inc.
Allocations to the following countries/regions   | South Africa; Turkey; Taiwan

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Emerging Markets Portfolio (Class 1)	47.53%	6.19%	10.27%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	9.82%
MSCI Emerging Markets Index (net)	42.84%	5.34%	10.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2026
Net Assets	$ 227,000,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$227M
Total number of portfolio holdings	136
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	25.7%
Banks	18.5%
Internet	9.2%
Insurance	5.6%
Oil & Gas	3.4%
Retail	2.5%
Mining	2.5%
Electronics	2.4%
Telecommunications	2.2%
Diversified Financial Services	2.2%
Computers	2.0%
Auto Manufacturers	1.9%
Airlines	1.7%
Electric	1.7%
Software	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective January 1, 2026, the contractual advisory fee waiver was amended to lower the advisory fee paid by the Portfolio from 1.00% of average daily net assets to 0.95% of average daily net assets. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective January 1, 2026, the contractual advisory fee waiver was amended to lower the advisory fee paid by the Portfolio from 1.00% of average daily net assets to 0.95% of average daily net assets.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000109739 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAE International Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 1)*	$101	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[62]
Expense Ratio, Percent	0.84%	[62]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 41.33% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 43.06% for the MSCI EAFE Value Index (net) (the "Performance Index"). International equity markets rallied over the period, led by utilities, financials, and industrials. In international equity markets, the value style significantly outperformed growth over the reporting period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; industrials; materials
Security selection in the following sectors  | health care; consumer staples; materials
Position weightings  | Bayer AG; ArcelorMittal SA; Vodafone Group PLC
Countries/Regions  | United Kingdom; Germany; Luxembourg
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer staples; consumer discretionary
Security selection in the following sectors  | industrials; financials; utilities
Position weightings  | Koninklijke Ahold Delhaize NV; Japan Post Holdings Co., Ltd.; Banco Santander SA
Countries/Regions   | Japan; Spain; Netherlands

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO RAE International Value Portfolio (Class 1)	41.33%	12.09%	7.78%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
MSCI EAFE Value Index (net)	43.06%	14.81%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 464,000,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$464M
Total number of portfolio holdings	232
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	14.9%
Chemicals	9.7%
Telecommunications	8.4%
Transportation	6.6%
Food	5.9%
Iron/Steel	5.8%
Agriculture	5.4%
Insurance	5.4%
Oil & Gas	4.8%
Auto Parts & Equipment	3.6%
Retail	3.2%
Real Estate	2.8%
Mining	2.5%
Electric	2.2%
Commercial Services	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022024 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAE International Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 2)*	$119	0.99%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 119	[63]
Expense Ratio, Percent	0.99%	[63]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 41.14% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 43.06% for the MSCI EAFE Value Index (net) (the "Performance Index"). International equity markets rallied over the period, led by utilities, financials, and industrials. In international equity markets, the value style significantly outperformed growth over the reporting period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; industrials; materials
Security selection in the following sectors  | health care; consumer staples; materials
Position weightings  | Bayer AG; ArcelorMittal SA; Vodafone Group PLC
Countries/Regions  | United Kingdom; Germany; Luxembourg
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer staples; consumer discretionary
Security selection in the following sectors  | industrials; financials; utilities
Position weightings  | Koninklijke Ahold Delhaize NV; Japan Post Holdings Co., Ltd.; Banco Santander SA
Countries/Regions   | Japan; Spain; Netherlands

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO RAE International Value Portfolio (Class 2)	41.14%	11.92%	7.62%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
MSCI EAFE Value Index (net)	43.06%	14.81%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 464,000,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$464M
Total number of portfolio holdings	232
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	14.9%
Chemicals	9.7%
Telecommunications	8.4%
Transportation	6.6%
Food	5.9%
Iron/Steel	5.8%
Agriculture	5.4%
Insurance	5.4%
Oil & Gas	4.8%
Auto Parts & Equipment	3.6%
Retail	3.2%
Real Estate	2.8%
Mining	2.5%
Electric	2.2%
Commercial Services	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022025 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAE International Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 3)*	$131	1.09%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 131	[64]
Expense Ratio, Percent	1.09%	[64]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 40.95% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 43.06% for the MSCI EAFE Value Index (net) (the "Performance Index"). International equity markets rallied over the period, led by utilities, financials, and industrials. In international equity markets, the value style significantly outperformed growth over the reporting period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; industrials; materials
Security selection in the following sectors  | health care; consumer staples; materials
Position weightings  | Bayer AG; ArcelorMittal SA; Vodafone Group PLC
Countries/Regions  | United Kingdom; Germany; Luxembourg
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer staples; consumer discretionary
Security selection in the following sectors  | industrials; financials; utilities
Position weightings  | Koninklijke Ahold Delhaize NV; Japan Post Holdings Co., Ltd.; Banco Santander SA
Countries/Regions   | Japan; Spain; Netherlands

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO RAE International Value Portfolio (Class 3)	40.95%	11.80%	7.51%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
MSCI EAFE Value Index (net)	43.06%	14.81%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 464,000,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$464M
Total number of portfolio holdings	232
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	14.9%
Chemicals	9.7%
Telecommunications	8.4%
Transportation	6.6%
Food	5.9%
Iron/Steel	5.8%
Agriculture	5.4%
Insurance	5.4%
Oil & Gas	4.8%
Auto Parts & Equipment	3.6%
Retail	3.2%
Real Estate	2.8%
Mining	2.5%
Electric	2.2%
Commercial Services	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022028 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridge High-Yield Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 3)*	$105	1.01%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 105	[65]
Expense Ratio, Percent	1.01%	[65]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 7.11% for the year ended January 31, 2026, compared to 7.10% for the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and 7.54% for the ICE BofA US High Yield Index (the "Performance Index"). High yield spreads, as measured by the ICE BofA US High Yield Index, traded 20 basis points wider over the 12-month period, ending January at 288 basis points. U.S. Treasury rates traded lower during the last twelve months, with 5- and 10-year U.S. Treasury yields trading 54 basis points and 30 basis points lower, respectively.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; capital goods
Security selection in the following sectors  | energy; capital goods; transportation
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; transportation; consumer non-cyclical
Security selection in the following sectors  | consumer cyclical; communications; information technology

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PineBridge High-Yield Bond Portfolio (Class 3)	7.11%	5.17%	7.19%
Bloomberg U.S. Universal Bond Index	7.10%	0.21%	2.34%
ICE BofA US High Yield Index	7.54%	4.52%	6.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 253,000,000
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$253M
Total number of portfolio holdings	279
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Diversified Financial Services	8.0%
Pipelines	7.2%
Oil & Gas	6.3%
Telecommunications	5.9%
Media	5.9%
Commercial Services	5.8%
Electric	4.8%
Retail	4.0%
Entertainment	3.8%
Insurance	3.5%
Internet	2.9%
Short-Term Investments	2.5%
REITS	2.5%
Packaging & Containers	2.4%
Lodging	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022027 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridge High-Yield Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 2)*	$94	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 94	[66]
Expense Ratio, Percent	0.91%	[66]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 7.15% for the year ended January 31, 2026, compared to 7.10% for the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and 7.54% for the ICE BofA US High Yield Index (the "Performance Index"). High yield spreads, as measured by the ICE BofA US High Yield Index, traded 20 basis points wider over the 12-month period, ending January at 288 basis points. U.S. Treasury rates traded lower during the last twelve months, with 5- and 10-year U.S. Treasury yields trading 54 basis points and 30 basis points lower, respectively.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; capital goods
Security selection in the following sectors  | energy; capital goods; transportation
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; transportation; consumer non-cyclical
Security selection in the following sectors  | consumer cyclical; communications; information technology

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PineBridge High-Yield Bond Portfolio (Class 2)	7.15%	5.27%	7.30%
Bloomberg U.S. Universal Bond Index	7.10%	0.21%	2.34%
ICE BofA US High Yield Index	7.54%	4.52%	6.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 253,000,000
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$253M
Total number of portfolio holdings	279
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Diversified Financial Services	8.0%
Pipelines	7.2%
Oil & Gas	6.3%
Telecommunications	5.9%
Media	5.9%
Commercial Services	5.8%
Electric	4.8%
Retail	4.0%
Entertainment	3.8%
Insurance	3.5%
Internet	2.9%
Short-Term Investments	2.5%
REITS	2.5%
Packaging & Containers	2.4%
Lodging	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022026 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridge High-Yield Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 1)*	$79	0.76%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 79	[67]
Expense Ratio, Percent	0.76%	[67]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 7.32% for the year ended January 31, 2026, compared to 7.10% for the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and 7.54% for the ICE BofA US High Yield Index (the "Performance Index"). High yield spreads, as measured by the ICE BofA US High Yield Index, traded 20 basis points wider over the 12-month period, ending January at 288 basis points. U.S. Treasury rates traded lower during the last twelve months, with 5- and 10-year U.S. Treasury yields trading 54 basis points and 30 basis points lower, respectively.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; capital goods
Security selection in the following sectors  | energy; capital goods; transportation
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; transportation; consumer non-cyclical
Security selection in the following sectors  | consumer cyclical; communications; information technology

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PineBridge High-Yield Bond Portfolio (Class 1)	7.32%	5.45%	7.46%
Bloomberg U.S. Universal Bond Index	7.10%	0.21%	2.34%
ICE BofA US High Yield Index	7.54%	4.52%	6.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 253,000,000
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$253M
Total number of portfolio holdings	279
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Diversified Financial Services	8.0%
Pipelines	7.2%
Oil & Gas	6.3%
Telecommunications	5.9%
Media	5.9%
Commercial Services	5.8%
Electric	4.8%
Retail	4.0%
Entertainment	3.8%
Insurance	3.5%
Internet	2.9%
Short-Term Investments	2.5%
REITS	2.5%
Packaging & Containers	2.4%
Lodging	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022029 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFS Core Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 1)*	$55	0.53%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 55	[68]
Expense Ratio, Percent	0.53%	[68]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 6.88% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, the bond market witnessed strong returns as credit broadly delivered positive excess returns and interest rates declined.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. | Allocations in the following sectors: U.S. Treasuries (using futures); non-agency mortgage-backed securities; agency mortgage-backed securities. Security selection in the following sectors: investment grade credit; commercial mortgage-backed securities; U.S. Treasuries. In aggregate: duration positioning; yield curve positioning
Massachusetts Financial Services Company  | Allocations in the following sectors: collateralized mortgage obligations; U.S. Treasuries; corporate industrials. Security selection in the following sectors: industrials
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: investment grade credit; asset-backed securities. Security selection in the following sectors: agency mortgage-backed securities
Massachusetts Financial Services Company  | Allocations in the following sectors: agency mortgage-backed securities fixed rate. Security selection in the following sectors: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan MFS Core Bond Portfolio (Class 1)	6.88%	0.27%	2.36%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,788,000,000
Holdings Count | Holding	1,648
Advisory Fees Paid, Amount	$ 9,000,000.0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,788M
Total number of portfolio holdings	1,648
Total net advisory fee paid	$9.0M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	45.4%
Collateralized Mortgage Obligations	11.6%
Banks	8.7%
Other Asset Backed Securities	6.3%
Auto Loan Receivables	2.7%
Electric	2.5%
Diversified Financial Services	2.3%
Pipelines	1.7%
Healthcare-Services	1.4%
REITS	1.4%
Telecommunications	1.1%
Commercial Services	1.0%
Short-Term Investments	1.0%
Aerospace/Defense	0.9%
Oil & Gas	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022030 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFS Core Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 2)*	$70	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 70	[69]
Expense Ratio, Percent	0.68%	[69]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.75% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, the bond market witnessed strong returns as credit broadly delivered positive excess returns and interest rates declined.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. | Allocations in the following sectors: U.S. Treasuries (using futures); non-agency mortgage-backed securities; agency mortgage-backed securities. Security selection in the following sectors: investment grade credit; commercial mortgage-backed securities; U.S. Treasuries. In aggregate: duration positioning; yield curve positioning
Massachusetts Financial Services Company  | Allocations in the following sectors: collateralized mortgage obligations; U.S. Treasuries; corporate industrials. Security selection in the following sectors: industrials
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: investment grade credit; asset-backed securities. Security selection in the following sectors: agency mortgage-backed securities
Massachusetts Financial Services Company  | Allocations in the following sectors: agency mortgage-backed securities fixed rate. Security selection in the following sectors: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan MFS Core Bond Portfolio (Class 2)	6.75%	0.13%	2.21%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,788,000,000
Holdings Count | Holding	1,648
Advisory Fees Paid, Amount	$ 9,000,000.0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,788M
Total number of portfolio holdings	1,648
Total net advisory fee paid	$9.0M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	45.4%
Collateralized Mortgage Obligations	11.6%
Banks	8.7%
Other Asset Backed Securities	6.3%
Auto Loan Receivables	2.7%
Electric	2.5%
Diversified Financial Services	2.3%
Pipelines	1.7%
Healthcare-Services	1.4%
REITS	1.4%
Telecommunications	1.1%
Commercial Services	1.0%
Short-Term Investments	1.0%
Aerospace/Defense	0.9%
Oil & Gas	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022031 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFS Core Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 3)*	$81	0.78%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 81	[70]
Expense Ratio, Percent	0.78%	[70]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.70% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, the bond market witnessed strong returns as credit broadly delivered positive excess returns and interest rates declined.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. | Allocations in the following sectors: U.S. Treasuries (using futures); non-agency mortgage-backed securities; agency mortgage-backed securities. Security selection in the following sectors: investment grade credit; commercial mortgage-backed securities; U.S. Treasuries. In aggregate: duration positioning; yield curve positioning
Massachusetts Financial Services Company  | Allocations in the following sectors: collateralized mortgage obligations; U.S. Treasuries; corporate industrials. Security selection in the following sectors: industrials
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: investment grade credit; asset-backed securities. Security selection in the following sectors: agency mortgage-backed securities
Massachusetts Financial Services Company  | Allocations in the following sectors: agency mortgage-backed securities fixed rate. Security selection in the following sectors: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan MFS Core Bond Portfolio (Class 3)	6.70%	0.01%	2.11%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,788,000,000
Holdings Count | Holding	1,648
Advisory Fees Paid, Amount	$ 9,000,000.0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,788M
Total number of portfolio holdings	1,648
Total net advisory fee paid	$9.0M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	45.4%
Collateralized Mortgage Obligations	11.6%
Banks	8.7%
Other Asset Backed Securities	6.3%
Auto Loan Receivables	2.7%
Electric	2.5%
Diversified Financial Services	2.3%
Pipelines	1.7%
Healthcare-Services	1.4%
REITS	1.4%
Telecommunications	1.1%
Commercial Services	1.0%
Short-Term Investments	1.0%
Aerospace/Defense	0.9%
Oil & Gas	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022034 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Diversified Balanced
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 3)*	$103	0.97%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 103	[71]
Expense Ratio, Percent	0.97%	[71]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.55% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 14.22% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index. Over the period, emerging markets equities and international developed equities outperformed U.S. equities. The U.S. Treasury market witnessed positive returns over the last 12 months supported by Federal Reserve rate cuts late in the year, elevated carry from high starting yields, and moderating inflation.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations to the following: international developed equities. Security selection in the following: emerging market equities
For the fixed income segment of the fund  | Allocations to the following: international fixed income. Security selection in the following: U.S. core plus bond
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations to the following: U.S. equities. Security selection in the following: global equities
For the fixed income segment of the fund  | Allocations to the following: U.S. government bonds

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Diversified Balanced Portfolio (Class 3)	11.55%	6.16%	7.80%
MSCI World Index (net)	19.58%	12.87%	13.11%
60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index	14.22%	7.54%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 432,000,000
Holdings Count | Holding	1,599
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$432M
Total number of portfolio holdings	1,599
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.8%
U.S. Government & Agency Obligations	8.0%
Semiconductors	7.4%
Internet	7.0%
Unaffiliated Investment Companies	4.8%
Other Asset Backed Securities	3.5%
Software	3.4%
Retail	3.3%
Pharmaceuticals	3.2%
Diversified Financial Services	3.2%
Electric	3.0%
Computers	2.8%
Collateralized Mortgage Obligations	2.6%
Aerospace/Defense	2.1%
Insurance	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, an advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in underlying funds managed or advised by JPMorgan or its affiliates. Additionally, effective April 30, 2025 investment company risk was added as a principal risk of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective April 30, 2025, an advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in underlying funds managed or advised by JPMorgan or its affiliates.
Material Fund Change Risks Change [Text Block]	Additionally, effective April 30, 2025 investment company risk was added as a principal risk of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022033 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Diversified Balanced
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 2)*	$92	0.87%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 92	[72]
Expense Ratio, Percent	0.87%	[72]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.67% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 14.22% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index. Over the period, emerging markets equities and international developed equities outperformed U.S. equities. The U.S. Treasury market witnessed positive returns over the last 12 months supported by Federal Reserve rate cuts late in the year, elevated carry from high starting yields, and moderating inflation.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations to the following: international developed equities. Security selection in the following: emerging market equities
For the fixed income segment of the fund  | Allocations to the following: international fixed income. Security selection in the following: U.S. core plus bond
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations to the following: U.S. equities. Security selection in the following: global equities
For the fixed income segment of the fund  | Allocations to the following: U.S. government bonds

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Diversified Balanced Portfolio (Class 2)	11.67%	6.27%	7.91%
MSCI World Index (net)	19.58%	12.87%	13.11%
60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index	14.22%	7.54%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 432,000,000
Holdings Count | Holding	1,599
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$432M
Total number of portfolio holdings	1,599
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.8%
U.S. Government & Agency Obligations	8.0%
Semiconductors	7.4%
Internet	7.0%
Unaffiliated Investment Companies	4.8%
Other Asset Backed Securities	3.5%
Software	3.4%
Retail	3.3%
Pharmaceuticals	3.2%
Diversified Financial Services	3.2%
Electric	3.0%
Computers	2.8%
Collateralized Mortgage Obligations	2.6%
Aerospace/Defense	2.1%
Insurance	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, an advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in underlying funds managed or advised by JPMorgan or its affiliates. Additionally, effective April 30, 2025 investment company risk was added as a principal risk of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective April 30, 2025, an advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in underlying funds managed or advised by JPMorgan or its affiliates.
Material Fund Change Risks Change [Text Block]	Additionally, effective April 30, 2025 investment company risk was added as a principal risk of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022032 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Diversified Balanced
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 1)*	$76	0.72%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 76	[73]
Expense Ratio, Percent	0.72%	[73]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.80% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 14.22% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index. Over the period, emerging markets equities and international developed equities outperformed U.S. equities. The U.S. Treasury market witnessed positive returns over the last 12 months supported by Federal Reserve rate cuts late in the year, elevated carry from high starting yields, and moderating inflation.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations to the following: international developed equities. Security selection in the following: emerging market equities
For the fixed income segment of the fund  | Allocations to the following: international fixed income. Security selection in the following: U.S. core plus bond
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations to the following: U.S. equities. Security selection in the following: global equities
For the fixed income segment of the fund  | Allocations to the following: U.S. government bonds

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Diversified Balanced Portfolio (Class 1)	11.80%	6.42%	8.07%
MSCI World Index (net)	19.58%	12.87%	13.11%
60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index	14.22%	7.54%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 432,000,000
Holdings Count | Holding	1,599
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$432M
Total number of portfolio holdings	1,599
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	60%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.8%
U.S. Government & Agency Obligations	8.0%
Semiconductors	7.4%
Internet	7.0%
Unaffiliated Investment Companies	4.8%
Other Asset Backed Securities	3.5%
Software	3.4%
Retail	3.3%
Pharmaceuticals	3.2%
Diversified Financial Services	3.2%
Electric	3.0%
Computers	2.8%
Collateralized Mortgage Obligations	2.6%
Aerospace/Defense	2.1%
Insurance	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, an advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in underlying funds managed or advised by JPMorgan or its affiliates. Additionally, effective April 30, 2025 investment company risk was added as a principal risk of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective April 30, 2025, an advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in underlying funds managed or advised by JPMorgan or its affiliates.
Material Fund Change Risks Change [Text Block]	Additionally, effective April 30, 2025 investment company risk was added as a principal risk of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022035 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Total Return
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 1)*	$75	0.71%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 75	[74]
Expense Ratio, Percent	0.71%	[74]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.63% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. U.S. equities underperformed international developed and emerging markets equities. The bond market witnessed strong returns as credit broadly delivered positive excess returns and interest rates declined.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: consumer discretionary; energy; real estate (lack of exposure). Security selection: financials; health care; consumer discretionary. Position weightings: Intel Corp.; Johnson Controls International PLC; Johnson & Johnson
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; collateralized mortgage obligations; financial institutions. Security selection in the following sectors: industrials; collateralized mortgage-backed securities; financial institutions
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: information technology; financials; communication services. Security selection: communication services; information technology; consumer staples. Position weightings: NVIDIA Corp. (lack of exposure); Alphabet, Inc., Class A; Alphabet, Inc., Class C (lack of exposure)
For the fixed income segment of the fund  | Allocations in the following sectors: government-related sovereigns; cash; municipals. Security selection in the following sectors: agency mortgage-backed securities fixed rate; asset-backed securities; utilities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Total Return Portfolio (Class 1)	11.63%	7.06%	8.06%
S&P 500® Index	16.35%	14.99%	15.57%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	10.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 491,000,000
Holdings Count | Holding	805
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$491M
Total number of portfolio holdings	805
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	18.1%
Banks	9.6%
Pharmaceuticals	6.8%
Oil & Gas	5.2%
Insurance	5.1%
Collateralized Mortgage Obligations	4.8%
Diversified Financial Services	4.3%
Electric	4.2%
Software	3.0%
Healthcare-Products	2.9%
Healthcare-Services	2.6%
Aerospace/Defense	2.2%
Other Asset Backed Securities	2.2%
Agriculture	2.0%
Building Materials	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022036 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Total Return
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 2)*	$91	0.86%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 91	[75]
Expense Ratio, Percent	0.86%	[75]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.40% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. U.S. equities underperformed international developed and emerging markets equities. The bond market witnessed strong returns as credit broadly delivered positive excess returns and interest rates declined.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: consumer discretionary; energy; real estate (lack of exposure). Security selection: financials; health care; consumer discretionary. Position weightings: Intel Corp.; Johnson Controls International PLC; Johnson & Johnson
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; collateralized mortgage obligations; financial institutions. Security selection in the following sectors: industrials; collateralized mortgage-backed securities; financial institutions
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: information technology; financials; communication services. Security selection: communication services; information technology; consumer staples. Position weightings: NVIDIA Corp. (lack of exposure); Alphabet, Inc., Class A; Alphabet, Inc., Class C (lack of exposure)
For the fixed income segment of the fund  | Allocations in the following sectors: government-related sovereigns; cash; municipals. Security selection in the following sectors: agency mortgage-backed securities fixed rate; asset-backed securities; utilities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Total Return Portfolio (Class 2)	11.40%	6.89%	7.89%
S&P 500® Index	16.35%	14.99%	15.57%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	10.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 491,000,000
Holdings Count | Holding	805
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$491M
Total number of portfolio holdings	805
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	18.1%
Banks	9.6%
Pharmaceuticals	6.8%
Oil & Gas	5.2%
Insurance	5.1%
Collateralized Mortgage Obligations	4.8%
Diversified Financial Services	4.3%
Electric	4.2%
Software	3.0%
Healthcare-Products	2.9%
Healthcare-Services	2.6%
Aerospace/Defense	2.2%
Other Asset Backed Securities	2.2%
Agriculture	2.0%
Building Materials	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022037 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Total Return
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 3)*	$101	0.96%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[76]
Expense Ratio, Percent	0.96%	[76]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.38% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. U.S. equities underperformed international developed and emerging markets equities. The bond market witnessed strong returns as credit broadly delivered positive excess returns and interest rates declined.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: consumer discretionary; energy; real estate (lack of exposure). Security selection: financials; health care; consumer discretionary. Position weightings: Intel Corp.; Johnson Controls International PLC; Johnson & Johnson
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; collateralized mortgage obligations; financial institutions. Security selection in the following sectors: industrials; collateralized mortgage-backed securities; financial institutions
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: information technology; financials; communication services. Security selection: communication services; information technology; consumer staples. Position weightings: NVIDIA Corp. (lack of exposure); Alphabet, Inc., Class A; Alphabet, Inc., Class C (lack of exposure)
For the fixed income segment of the fund  | Allocations in the following sectors: government-related sovereigns; cash; municipals. Security selection in the following sectors: agency mortgage-backed securities fixed rate; asset-backed securities; utilities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Total Return Portfolio (Class 3)	11.38%	6.79%	7.79%
S&P 500® Index	16.35%	14.99%	15.57%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	10.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 491,000,000
Holdings Count | Holding	805
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$491M
Total number of portfolio holdings	805
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	18.1%
Banks	9.6%
Pharmaceuticals	6.8%
Oil & Gas	5.2%
Insurance	5.1%
Collateralized Mortgage Obligations	4.8%
Diversified Financial Services	4.3%
Electric	4.2%
Software	3.0%
Healthcare-Products	2.9%
Healthcare-Services	2.6%
Aerospace/Defense	2.2%
Other Asset Backed Securities	2.2%
Agriculture	2.0%
Building Materials	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000109363 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 3)*	$52	0.50%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 52	[77]
Expense Ratio, Percent	0.50%	[77]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 3 shares posted a return of 9.91% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The U.S. bond market experienced positive returns during the period driven mainly by the Fed’s reduction in the federal funds rate.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: international equities. Allocations to the following funds: SA Columbia Focused Value Portfolio; SA Franklin Systematic U.S. Large Cap Value Portfolio; SA Fidelity Institutional AM® Global Equities Portfolio. Asset allocation: strategic allocation within equities
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to hedge the equity put options used to mitigate downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: mid-cap equities; inflation-linked bonds; ultra short bonds. Allocations to the following funds: SA AB Growth Portfolio; SA Fidelity Institutional AM® International Growth Portfolio; SA Morgan Stanley International Equities Portfolio. Asset allocation: strategic allocation within fixed income
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity put options used to manage downside risk; U.S. Treasuries used to manage portfolio volatility

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA VCP Dynamic Allocation Portfolio (Class 3)	9.91%	5.66%	8.06%
S&P 500® Index	16.35%	14.99%	15.57%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	10.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 8,939,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 17,900,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,939M
Total number of portfolio holdings	71
Total net advisory fee paid	$17.9M
Portfolio turnover rate during the reporting period	28%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000169131 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 1)*	$25	0.24%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 25	[78]
Expense Ratio, Percent	0.24%	[78]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 1 shares posted a return of 10.18% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The U.S. bond market experienced positive returns during the period driven mainly by the Fed’s reduction in the federal funds rate.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: international equities. Allocations to the following funds: SA Columbia Focused Value Portfolio; SA Franklin Systematic U.S. Large Cap Value Portfolio; SA Fidelity Institutional AM® Global Equities Portfolio. Asset allocation: strategic allocation within equities
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to hedge the equity put options used to mitigate downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: mid-cap equities; inflation-linked bonds; ultra short bonds. Allocations to the following funds: SA AB Growth Portfolio; SA Fidelity Institutional AM® International Growth Portfolio; SA Morgan Stanley International Equities Portfolio. Asset allocation: strategic allocation within fixed income
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity put options used to manage downside risk; U.S. Treasuries used to manage portfolio volatility

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA VCP Dynamic Allocation Portfolio (Class 1)	10.18%	5.94%	7.98%
S&P 500® Index	16.35%	14.99%	15.20%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	9.81%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 8,939,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 17,900,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,939M
Total number of portfolio holdings	71
Total net advisory fee paid	$17.9M
Portfolio turnover rate during the reporting period	28%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000169132 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Strategy
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 1)*	$27	0.26%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 27	[79]
Expense Ratio, Percent	0.26%	[79]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 1 shares posted a return of 10.05% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The U.S. bond market experienced positive returns during the period driven mainly by the Fed’s reduction in the federal funds rate.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: international equities. Allocations to the following funds: SA Columbia Focused Value Portfolio; SA Franklin Systematic U.S. Large Cap Value Portfolio; SA Franklin Systematic U.S. Large Cap Core Portfolio. Asset allocation: strategic allocation within equities
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to hedge the equity put options used to mitigate downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: mid-cap equities. Allocations to the following funds: SA AB Growth Portfolio; SA Fidelity Institutional AM® International Growth Portfolio; SA JPMorgan Large Cap Core Portfolio. Asset allocation: strategic allocation within fixed income
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity put options used to manage downside risk; U.S. Treasuries used to manage portfolio volatility

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA VCP Dynamic Strategy Portfolio (Class 1)	10.05%	6.26%	7.67%
S&P 500® Index	16.35%	14.99%	15.20%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	9.81%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 4,768,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 10,600,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$4,768M
Total number of portfolio holdings	68
Total net advisory fee paid	$10.6M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000115991 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Strategy
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 3)*	$53	0.51%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 53	[80]
Expense Ratio, Percent	0.51%	[80]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 3 shares posted a return of 9.72% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The U.S. bond market experienced positive returns during the period driven mainly by the Fed’s reduction in the federal funds rate.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: international equities. Allocations to the following funds: SA Columbia Focused Value Portfolio; SA Franklin Systematic U.S. Large Cap Value Portfolio; SA Franklin Systematic U.S. Large Cap Core Portfolio. Asset allocation: strategic allocation within equities
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to hedge the equity put options used to mitigate downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: mid-cap equities. Allocations to the following funds: SA AB Growth Portfolio; SA Fidelity Institutional AM® International Growth Portfolio; SA JPMorgan Large Cap Core Portfolio. Asset allocation: strategic allocation within fixed income
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity put options used to manage downside risk; U.S. Treasuries used to manage portfolio volatility

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA VCP Dynamic Strategy Portfolio (Class 3)	9.72%	5.99%	7.71%
S&P 500® Index	16.35%	14.99%	15.57%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	10.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 4,768,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 10,600,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$4,768M
Total number of portfolio holdings	68
Total net advisory fee paid	$10.6M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000164959 [Member]
Shareholder Report [Line Items]
Fund Name	SA Schroders VCP Global Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 3)*	$121	1.15%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 121	[81]
Expense Ratio, Percent	1.15%	[81]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 10.86% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 14.65% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index. Global equities ex U.S. outperformed U.S. equities over the one-year period. U.S. Treasury yields fell over the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following regions: global; United Kingdom; emerging markets. Security selection: Europe ex United Kingdom; North America
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; investment grade credit. Security selection in the following sectors: investment grade credit
Allocation in the following strategies  | Put options used within the gap risk protection
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following regions: North American; Pacific ex Japan. Security selection: United Kingdom; emerging markets; Japan
Asset Allocation  | tactical (using futures)
Allocation in the following strategies  | Futures used within the gap risk protection

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Schroders VCP Global Allocation Portfolio (Class 3)	10.86%	6.24%	5.92%
MSCI World Index (net)	19.58%	12.87%	13.11%
60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index	14.65%	7.76%	9.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 414,000,000
Holdings Count | Holding	1,089
Advisory Fees Paid, Amount	$ 3,500,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$414M
Total number of portfolio holdings	1,089
Total net advisory fee paid	$3.5M
Portfolio turnover rate during the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	15.6%
Short-Term Investments	8.3%
Semiconductors	7.2%
Internet	6.5%
Pharmaceuticals	5.0%
Insurance	4.7%
Software	3.4%
Diversified Financial Services	3.3%
Electric	3.1%
Unaffiliated Investment Companies	3.0%
Food	2.6%
Oil & Gas	2.5%
REITS	2.1%
Pipelines	2.1%
Retail	2.1%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000171604 [Member]
Shareholder Report [Line Items]
Fund Name	SA Schroders VCP Global Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 1)*	$95	0.90%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 95	[82]
Expense Ratio, Percent	0.90%	[82]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.16% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 14.65% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index. Global equities ex U.S. outperformed U.S. equities over the one-year period. U.S. Treasury yields fell over the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following regions: global; United Kingdom; emerging markets. Security selection: Europe ex United Kingdom; North America
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; investment grade credit. Security selection in the following sectors: investment grade credit
Allocation in the following strategies  | Put options used within the gap risk protection
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following regions: North American; Pacific ex Japan. Security selection: United Kingdom; emerging markets; Japan
Asset Allocation  | tactical (using futures)
Allocation in the following strategies  | Futures used within the gap risk protection

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Schroders VCP Global Allocation Portfolio (Class 1)	11.16%	6.51%	5.85%
MSCI World Index (net)	19.58%	12.87%	12.67%
60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index	14.65%	7.76%	8.69%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 414,000,000
Holdings Count | Holding	1,089
Advisory Fees Paid, Amount	$ 3,500,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$414M
Total number of portfolio holdings	1,089
Total net advisory fee paid	$3.5M
Portfolio turnover rate during the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	15.6%
Short-Term Investments	8.3%
Semiconductors	7.2%
Internet	6.5%
Pharmaceuticals	5.0%
Insurance	4.7%
Software	3.4%
Diversified Financial Services	3.3%
Electric	3.1%
Unaffiliated Investment Companies	3.0%
Food	2.6%
Oil & Gas	2.5%
REITS	2.1%
Pipelines	2.1%
Retail	2.1%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000171605 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price VCP Balanced
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 1)*	$90	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 90	[83]
Expense Ratio, Percent	0.83%	[83]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 15.68% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.82% for the Blended Index (the "Performance Index") comprised of 45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index. Over the trailing 12 months, international developed markets equities outperformed stocks in the U.S. U.S. investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: real asset equities. Security selection in the following asset classes: non-U.S. equities
For the fixed income segment of the fund  | Security selection in the following sectors: U.S. investment grade bonds
Asset Allocation  | strategic; tactical
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities. Security selection in the following asset classes: U.S. large-cap value equities; U.S. large-cap core equities; U.S. large-cap growth equities
For the fixed income segment of the fund  | Allocations in the following sectors: cash
Allocation in the following strategies  | equity and fixed income futures used to manage Portfolio volatility; equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA T. Rowe Price VCP Balanced Portfolio (Class 1)	15.68%	7.66%	8.52%
S&P 500® Index	16.35%	14.99%	15.20%
45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	15.82%	8.76%	9.35%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,393,000,000
Holdings Count | Holding	1,693
Advisory Fees Paid, Amount	$ 10,600,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,393M
Total number of portfolio holdings	1,693
Total net advisory fee paid	$10.6M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.9%
Short-Term Investments	10.5%
Semiconductors	7.2%
Banks	6.4%
Internet	6.3%
Software	3.5%
Pharmaceuticals	3.3%
Insurance	2.9%
Oil & Gas	2.9%
Retail	2.8%
REITS	2.6%
Diversified Financial Services	2.6%
Computers	2.4%
Mining	1.9%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000164960 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price VCP Balanced
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 3)*	$116	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 116	[84]
Expense Ratio, Percent	1.08%	[84]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 15.47% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.82% for the Blended Index (the "Performance Index") comprised of 45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index. Over the trailing 12 months, international developed markets equities outperformed stocks in the U.S. U.S. investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: real asset equities. Security selection in the following asset classes: non-U.S. equities
For the fixed income segment of the fund  | Security selection in the following sectors: U.S. investment grade bonds
Asset Allocation  | strategic; tactical
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities. Security selection in the following asset classes: U.S. large-cap value equities; U.S. large-cap core equities; U.S. large-cap growth equities
For the fixed income segment of the fund  | Allocations in the following sectors: cash
Allocation in the following strategies  | equity and fixed income futures used to manage Portfolio volatility; equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA T. Rowe Price VCP Balanced Portfolio (Class 3)	15.47%	7.42%	8.32%
S&P 500® Index	16.35%	14.99%	15.57%
45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	15.82%	8.76%	9.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,393,000,000
Holdings Count | Holding	1,693
Advisory Fees Paid, Amount	$ 10,600,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,393M
Total number of portfolio holdings	1,693
Total net advisory fee paid	$10.6M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.9%
Short-Term Investments	10.5%
Semiconductors	7.2%
Banks	6.4%
Internet	6.3%
Software	3.5%
Pharmaceuticals	3.3%
Insurance	2.9%
Oil & Gas	2.9%
Retail	2.8%
REITS	2.6%
Diversified Financial Services	2.6%
Computers	2.4%
Mining	1.9%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177070 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed Income Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 3)*	$60	0.58%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 60	[85]
Expense Ratio, Percent	0.58%	[85]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Government/Credit Index before expenses.
The Class 3 shares posted a return of 5.59% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.31% for the Bloomberg U.S. Government/Credit Index (the "Performance Index"). Over the period, the aggregate bond market witnessed positive returns over the last 12 months as economic data entering 2026 showed stabilization in rate volatility following late 2025 disruptions.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis allocations in the following sectors: U.S. Treasuries; corporate bonds; government-related securities
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: corporate bonds; ETFs
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: cash
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: U.S. Treasuries; government-related securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Fixed Income Index Portfolio (Class 3)	5.59%	(0.60)%	1.57%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.95%
Bloomberg U.S. Government/Credit Index	6.31%	(0.38)%	2.05%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 535,000,000
Holdings Count | Holding	1,285
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$535M
Total number of portfolio holdings	1,285
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	72%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	51.4%
Banks	7.9%
Unaffiliated Investment Companies	7.1%
Electric	2.8%
Foreign Government Obligations	2.8%
Multi-National	1.8%
Pharmaceuticals	1.5%
Telecommunications	1.5%
Diversified Financial Services	1.4%
Healthcare-Services	1.3%
REITS	1.3%
Pipelines	1.3%
Oil & Gas	1.1%
Retail	1.0%
Software	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk and ETF risk were added as principal risks. Finally, effective April 30, 2025, a contractual advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Finally, effective April 30, 2025, a contractual advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk and ETF risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177069 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed Income Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 1)*	$34	0.33%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 34	[86]
Expense Ratio, Percent	0.33%	[86]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Government/Credit Index before expenses.
The Class 1 shares posted a return of 5.91% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.31% for the Bloomberg U.S. Government/Credit Index (the "Performance Index"). Over the period, the aggregate bond market witnessed positive returns over the last 12 months as economic data entering 2026 showed stabilization in rate volatility following late 2025 disruptions.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis allocations in the following sectors: U.S. Treasuries; corporate bonds; government-related securities
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: corporate bonds; ETFs
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: cash
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: U.S. Treasuries; government-related securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Fixed Income Index Portfolio (Class 1)	5.91%	(0.34)%	1.83%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.95%
Bloomberg U.S. Government/Credit Index	6.31%	(0.38)%	2.05%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 535,000,000
Holdings Count | Holding	1,285
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$535M
Total number of portfolio holdings	1,285
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	72%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	51.4%
Banks	7.9%
Unaffiliated Investment Companies	7.1%
Electric	2.8%
Foreign Government Obligations	2.8%
Multi-National	1.8%
Pharmaceuticals	1.5%
Telecommunications	1.5%
Diversified Financial Services	1.4%
Healthcare-Services	1.3%
REITS	1.3%
Pipelines	1.3%
Oil & Gas	1.1%
Retail	1.0%
Software	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk and ETF risk were added as principal risks. Finally, effective April 30, 2025, a contractual advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Finally, effective April 30, 2025, a contractual advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk and ETF risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177071 [Member]
Shareholder Report [Line Items]
Fund Name	SA International Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 1)*	$58	0.50%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 58	[87]
Expense Ratio, Percent	0.50%	[87]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the MSCI EAFE Index (net) before expenses.
The Class 1 shares posted a return of 31.09% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, international equities, as represented by the MSCI EAFE Index (net), delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: financials; industrials; information technology. Position weightings: Advantest Corp.; HSBC Holdings PLC; ASML Holding NV. Allocations in the following countries/regions: Japan; United Kingdom; Netherlands
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; industrials; consumer staples. Position weightings: Nestle SA; Rheinmetall AG; Banco Santander SA. Allocations in the following countries/regions: Germany; United Kingdom; Japan
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: SAP SE; RELX PLC; Nestle SA. Allocations in the following countries/regions: none
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; health care; consumer discretionary. Position weightings: Novo Nordisk A/S, Class B; LVMH Moet Hennessy Louis Vuitton SE; ASML Holding NV. Allocations in the following countries/regions: Denmark; Australia; Israel

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA International Index Portfolio (Class 1)	31.09%	9.81%	8.52%
MSCI EAFE Index (net)	31.18%	10.27%	9.23%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 1,060,000,000
Holdings Count | Holding	701
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,060M
Total number of portfolio holdings	701
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	17.1%
Pharmaceuticals	8.3%
Insurance	5.6%
Semiconductors	5.1%
Aerospace/Defense	3.7%
Oil & Gas	3.3%
Electric	3.3%
Telecommunications	3.1%
Mining	3.1%
Food	2.8%
Auto Manufacturers	2.5%
Machinery-Construction & Mining	2.4%
Retail	2.1%
Chemicals	1.9%
Commercial Services	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177072 [Member]
Shareholder Report [Line Items]
Fund Name	SA International Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 3)*	$87	0.75%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 87	[88]
Expense Ratio, Percent	0.75%	[88]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the MSCI EAFE Index (net) before expenses.
The Class 3 shares posted a return of 30.72% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, international equities, as represented by the MSCI EAFE Index (net), delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: financials; industrials; information technology. Position weightings: Advantest Corp.; HSBC Holdings PLC; ASML Holding NV. Allocations in the following countries/regions: Japan; United Kingdom; Netherlands
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; industrials; consumer staples. Position weightings: Nestle SA; Rheinmetall AG; Banco Santander SA. Allocations in the following countries/regions: Germany; United Kingdom; Japan
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: SAP SE; RELX PLC; Nestle SA. Allocations in the following countries/regions: none
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; health care; consumer discretionary. Position weightings: Novo Nordisk A/S, Class B; LVMH Moet Hennessy Louis Vuitton SE; ASML Holding NV. Allocations in the following countries/regions: Denmark; Australia; Israel

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA International Index Portfolio (Class 3)	30.72%	9.52%	8.25%
MSCI EAFE Index (net)	31.18%	10.27%	9.23%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 1,060,000,000
Holdings Count | Holding	701
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,060M
Total number of portfolio holdings	701
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	17.1%
Pharmaceuticals	8.3%
Insurance	5.6%
Semiconductors	5.1%
Aerospace/Defense	3.7%
Oil & Gas	3.3%
Electric	3.3%
Telecommunications	3.1%
Mining	3.1%
Food	2.8%
Auto Manufacturers	2.5%
Machinery-Construction & Mining	2.4%
Retail	2.1%
Chemicals	1.9%
Commercial Services	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177074 [Member]
Shareholder Report [Line Items]
Fund Name	SA Mid Cap Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 3)*	$64	0.62%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 64	[89]
Expense Ratio, Percent	0.62%	[89]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.
The Class 3 shares posted a return of 7.01% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 7.71% for the S&P MidCap 400® Index (the "Performance Index"). Over the period, domestic mid cap equities, represented by the S&P MidCap 400® Index, delivered single-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: industrials; information technology; financials. Position weightings: Coherent Corp.; Lumentum Holdings, Inc.; Ciena Corp.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: utilities. Position weightings: Royal Gold, Inc.; BJ’s Wholesale Club Holdings, Inc.; Encompass Health Corp.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: consumer staples. Position weightings: Arrowhead Pharmaceuticals, Inc.; Duolingo, Inc.; Nutanix, Inc., Class A
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; industrials; information technology. Position weightings: Illumina, Inc.; Saia, Inc.; Pure Storage, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Mid Cap Index Portfolio (Class 3)	7.01%	8.93%	9.16%
Russell 3000® Index	15.32%	13.60%	14.33%
S&P MidCap 400® Index	7.71%	9.66%	9.82%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 516,000,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$516M
Total number of portfolio holdings	404
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	6.7%
Banks	6.0%
Retail	5.7%
Insurance	4.4%
Electronics	4.4%
Computers	3.7%
Software	3.6%
Machinery-Diversified	3.5%
Commercial Services	3.3%
Diversified Financial Services	3.1%
Biotechnology	2.8%
Oil & Gas	2.7%
Semiconductors	2.7%
Building Materials	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177073 [Member]
Shareholder Report [Line Items]
Fund Name	SA Mid Cap Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 1)*	$38	0.37%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 38	[90]
Expense Ratio, Percent	0.37%	[90]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.
The Class 1 shares posted a return of 7.25% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 7.71% for the S&P MidCap 400® Index (the "Performance Index"). Over the period, domestic mid cap equities, represented by the S&P MidCap 400® Index, delivered single-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: industrials; information technology; financials. Position weightings: Coherent Corp.; Lumentum Holdings, Inc.; Ciena Corp.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: utilities. Position weightings: Royal Gold, Inc.; BJ’s Wholesale Club Holdings, Inc.; Encompass Health Corp.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: consumer staples. Position weightings: Arrowhead Pharmaceuticals, Inc.; Duolingo, Inc.; Nutanix, Inc., Class A
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; industrials; information technology. Position weightings: Illumina, Inc.; Saia, Inc.; Pure Storage, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Mid Cap Index Portfolio (Class 1)	7.25%	9.21%	9.44%
Russell 3000® Index	15.32%	13.60%	14.33%
S&P MidCap 400® Index	7.71%	9.66%	9.82%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 516,000,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$516M
Total number of portfolio holdings	404
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	6.7%
Banks	6.0%
Retail	5.7%
Insurance	4.4%
Electronics	4.4%
Computers	3.7%
Software	3.6%
Machinery-Diversified	3.5%
Commercial Services	3.3%
Diversified Financial Services	3.1%
Biotechnology	2.8%
Oil & Gas	2.7%
Semiconductors	2.7%
Building Materials	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177075 [Member]
Shareholder Report [Line Items]
Fund Name	SA Small Cap Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 1)*	$44	0.41%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 44	[91]
Expense Ratio, Percent	0.41%	[91]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the Russell 2000® Index before expenses.
The Class 1 shares posted a return of 15.33% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 15.81% for the Russell 2000® Index (the "Performance Index"). Over the period, domestic small cap equities, represented by the Russell 2000® Index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: industrials; health care; information technology. Position weightings: Credo Technology Group Holding, Ltd.; EchoStar Corp., Class A; Bloom Energy Corp., Class A
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: utilities. Position weightings: ADMA Biologics, Inc.; Sprouts Farmers Market, Inc.; TG Therapeutics, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: Strive, Inc., Class A; Commvault Systems, Inc.; Stride, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; information technology; health care. Position weightings: Vaxcyte, Inc.; Credo Technology Group Holding, Ltd.; Chart Industries, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Small Cap Index Portfolio (Class 1)	15.33%	5.62%	8.53%
Russell 3000® Index	15.32%	13.60%	14.33%
Russell 2000® Index	15.81%	6.16%	8.84%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 343,000,000
Holdings Count | Holding	1,959
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$343M
Total number of portfolio holdings	1,959
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.9%
Biotechnology	8.5%
REITS	5.4%
Software	4.4%
Commercial Services	3.7%
Healthcare-Products	3.5%
Telecommunications	3.3%
Retail	3.1%
Electronics	2.9%
Diversified Financial Services	2.8%
Engineering & Construction	2.7%
Pharmaceuticals	2.7%
Semiconductors	2.5%
Mining	2.4%
Oil & Gas	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177076 [Member]
Shareholder Report [Line Items]
Fund Name	SA Small Cap Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 3)*	$71	0.66%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 71	[92]
Expense Ratio, Percent	0.66%	[92]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the Russell 2000® Index before expenses.
The Class 3 shares posted a return of 15.01% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 15.81% for the Russell 2000® Index (the "Performance Index"). Over the period, domestic small cap equities, represented by the Russell 2000® Index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: industrials; health care; information technology. Position weightings: Credo Technology Group Holding, Ltd.; EchoStar Corp., Class A; Bloom Energy Corp., Class A
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: utilities. Position weightings: ADMA Biologics, Inc.; Sprouts Farmers Market, Inc.; TG Therapeutics, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: Strive, Inc., Class A; Commvault Systems, Inc.; Stride, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; information technology; health care. Position weightings: Vaxcyte, Inc.; Credo Technology Group Holding, Ltd.; Chart Industries, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Small Cap Index Portfolio (Class 3)	15.01%	5.34%	8.25%
Russell 3000® Index	15.32%	13.60%	14.33%
Russell 2000® Index	15.81%	6.16%	8.84%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 343,000,000
Holdings Count | Holding	1,959
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$343M
Total number of portfolio holdings	1,959
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.9%
Biotechnology	8.5%
REITS	5.4%
Software	4.4%
Commercial Services	3.7%
Healthcare-Products	3.5%
Telecommunications	3.3%
Retail	3.1%
Electronics	2.9%
Diversified Financial Services	2.8%
Engineering & Construction	2.7%
Pharmaceuticals	2.7%
Semiconductors	2.5%
Mining	2.4%
Oil & Gas	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177077 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 60/40
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 3)*	$41	0.39%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 41	[93]
Expense Ratio, Percent	0.39%	[93]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.47% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 13.37% for the Blended Index (the "Performance Index") comprised of 40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 60/40 Portfolio (Class 3)	12.47%	7.44%	8.28%
S&P 500® Index	16.35%	14.99%	15.00%
40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	13.37%	8.03%	8.93%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 284,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$284M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	8%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177078 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 60/40
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 1)*	$15	0.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 15	[94]
Expense Ratio, Percent	0.14%	[94]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.86% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 13.37% for the Blended Index (the "Performance Index") comprised of 40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 60/40 Portfolio (Class 1)	12.86%	7.71%	8.56%
S&P 500® Index	16.35%	14.99%	15.00%
40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	13.37%	8.03%	8.93%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 284,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$284M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	8%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177079 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 80/20
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 1)*	$13	0.12%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 13	[95]
Expense Ratio, Percent	0.12%	[95]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 15.12% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.65% for the Blended Index (the "Performance Index") comprised of 50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 80/20 Portfolio (Class 1)	15.12%	10.10%	10.49%
S&P 500® Index	16.35%	14.99%	15.00%
50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index	15.65%	10.48%	10.93%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 542,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$542M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177080 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 80/20
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 3)*	$40	0.37%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 40	[96]
Expense Ratio, Percent	0.37%	[96]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.85% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.65% for the Blended Index (the "Performance Index") comprised of 50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 80/20 Portfolio (Class 3)	14.85%	9.83%	10.21%
S&P 500® Index	16.35%	14.99%	15.00%
50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index	15.65%	10.48%	10.93%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 542,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$542M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177082 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 90/10
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 3)*	$39	0.36%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 39	[97]
Expense Ratio, Percent	0.36%	[97]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 16.59% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 17.37% for the Blended Index (the "Performance Index") comprised of 55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 90/10 Portfolio (Class 3)	16.59%	11.03%	11.14%
S&P 500® Index	16.35%	14.99%	15.00%
55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	17.37%	11.72%	11.89%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,568,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,568M
Total number of portfolio holdings	6
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177081 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 90/10
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 1)*	$12	0.11%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 12	[98]
Expense Ratio, Percent	0.11%	[98]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 16.78% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 17.37% for the Blended Index (the "Performance Index") comprised of 55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 90/10 Portfolio (Class 1)	16.78%	11.32%	11.42%
S&P 500® Index	16.35%	14.99%	15.00%
55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	17.37%	11.72%	11.89%

Performance Inception Date	Feb. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,568,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,568M
Total number of portfolio holdings	6
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000191735 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Tactical Opportunities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 1)*	$87	0.81%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 87	[99]
Expense Ratio, Percent	0.81%	[99]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.62% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 16.48% for the Blended Index (the "Performance Index") comprised of 43% S&P 500® Index, 5% Russell 2000® Index, 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index. Over the period, international developed equities outperformed U.S. equities, while U.S. growth stocks underperformed U.S. value stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Positioning within: U.S small-cap equities; international equities
For the fixed income segment of the fund  | core bond holdings
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Positioning within: U.S. large-cap growth equities; global dividend equities
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Franklin Tactical Opportunities Portfolio (Class 1)	14.62%	9.15%	8.12%
S&P 500® Index	16.35%	14.99%	14.64%
43% S&P 500® Index; 5% Russell 2000® Index; 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	16.48%	8.95%	9.22%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 109,000,000
Holdings Count | Holding	1,151
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$109M
Total number of portfolio holdings	1,151
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	82%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	22.1%
Semiconductors	7.8%
Internet	7.4%
Banks	6.9%
Unaffiliated Investment Companies	5.1%
Pharmaceuticals	5.0%
Software	4.3%
Collateralized Mortgage Obligations	3.7%
Retail	3.2%
Insurance	3.0%
Telecommunications	3.0%
Short-Term Investments	2.7%
Computers	2.5%
Diversified Financial Services	2.4%
Aerospace/Defense	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, convertible securities risk and CDOs risk were removed as principal risks of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Risks Change [Text Block]	Effective April 30, 2025, convertible securities risk and CDOs risk were removed as principal risks of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000191736 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Tactical Opportunities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 3)*	$114	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 114	[100]
Expense Ratio, Percent	1.06%	[100]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.36% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 16.48% for the Blended Index (the "Performance Index") comprised of 43% S&P 500® Index, 5% Russell 2000® Index, 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index. Over the period, international developed equities outperformed U.S. equities, while U.S. growth stocks underperformed U.S. value stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Positioning within: U.S small-cap equities; international equities
For the fixed income segment of the fund  | core bond holdings
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Positioning within: U.S. large-cap growth equities; global dividend equities
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Franklin Tactical Opportunities Portfolio (Class 3)	14.36%	8.85%	7.85%
S&P 500® Index	16.35%	14.99%	14.64%
43% S&P 500® Index; 5% Russell 2000® Index; 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	16.48%	8.95%	9.22%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 109,000,000
Holdings Count | Holding	1,151
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$109M
Total number of portfolio holdings	1,151
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	82%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	22.1%
Semiconductors	7.8%
Internet	7.4%
Banks	6.9%
Unaffiliated Investment Companies	5.1%
Pharmaceuticals	5.0%
Software	4.3%
Collateralized Mortgage Obligations	3.7%
Retail	3.2%
Insurance	3.0%
Telecommunications	3.0%
Short-Term Investments	2.7%
Computers	2.5%
Diversified Financial Services	2.4%
Aerospace/Defense	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, convertible securities risk and CDOs risk were removed as principal risks of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Risks Change [Text Block]	Effective April 30, 2025, convertible securities risk and CDOs risk were removed as principal risks of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193968 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Multi-Asset Insights
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)*	$118	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 118	[101]
Expense Ratio, Percent	1.08%	[101]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 18.39% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 16.52% for the Blended Index (the "Performance Index") comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400® Index, 3.5% Russell 2000® Index, 24.5% MSCI EAFE Index (net), 30% Bloomberg U.S. Government/Credit Index. Over the period, international developed and emerging markets equities outperformed U.S. equities. The U.S. Treasury market returned positively over the last 12 months, driven by a decrease in yield.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: materials; energy. Security selection in the following sectors: materials; information technology. Position weightings: Southern Copper Corp.; ENEOS Holdings, Inc.; Hecla Mining Co. Exposure to the following countries/regions: Japan; Germany
Asset Allocation  | strategic
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: utilities; communication services. Security selection in the following sectors: communication services; health care. Position weightings: Alight, Inc., Class A; Oracle Corp. Japan; Zoetis, Inc. Exposure to the following countries/regions: United States; Spain (lack of exposure)
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries (using futures); investment grade credit (using CDX)
Asset Allocation  | tactical (using futures)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)	18.39%	9.23%	8.19%
S&P 500® Index	16.35%	14.99%	14.64%
38.5% S&P 500® Index; 3.5% S&P MidCap 400® Index; 3.5% Russell 2000® Index; 24.5% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	16.52%	8.79%	8.99%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 54,000,000
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$54M
Total number of portfolio holdings	268
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	154%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	25.4%
Semiconductors	6.3%
Banks	6.0%
Internet	5.9%
Pharmaceuticals	5.4%
Computers	4.5%
Software	4.3%
Aerospace/Defense	3.1%
Diversified Financial Services	3.0%
Unaffiliated Investment Companies	2.7%
Oil & Gas	2.4%
Food	2.3%
Insurance	2.2%
Mining	1.9%
Retail	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193967 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Multi-Asset Insights
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)*	$91	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 91	[102]
Expense Ratio, Percent	0.83%	[102]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 18.78% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 16.52% for the Blended Index (the "Performance Index") comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400® Index, 3.5% Russell 2000® Index, 24.5% MSCI EAFE Index (net), 30% Bloomberg U.S. Government/Credit Index. Over the period, international developed and emerging markets equities outperformed U.S. equities. The U.S. Treasury market returned positively over the last 12 months, driven by a decrease in yield.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: materials; energy. Security selection in the following sectors: materials; information technology. Position weightings: Southern Copper Corp.; ENEOS Holdings, Inc.; Hecla Mining Co. Exposure to the following countries/regions: Japan; Germany
Asset Allocation  | strategic
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: utilities; communication services. Security selection in the following sectors: communication services; health care. Position weightings: Alight, Inc., Class A; Oracle Corp. Japan; Zoetis, Inc. Exposure to the following countries/regions: United States; Spain (lack of exposure)
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries (using futures); investment grade credit (using CDX)
Asset Allocation  | tactical (using futures)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)	18.78%	9.50%	8.47%
S&P 500® Index	16.35%	14.99%	14.64%
38.5% S&P 500® Index; 3.5% S&P MidCap 400® Index; 3.5% Russell 2000® Index; 24.5% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	16.52%	8.79%	8.99%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 54,000,000
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$54M
Total number of portfolio holdings	268
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	154%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	25.4%
Semiconductors	6.3%
Banks	6.0%
Internet	5.9%
Pharmaceuticals	5.4%
Computers	4.5%
Software	4.3%
Aerospace/Defense	3.1%
Diversified Financial Services	3.0%
Unaffiliated Investment Companies	2.7%
Oil & Gas	2.4%
Food	2.3%
Insurance	2.2%
Mining	1.9%
Retail	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193969 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Allocation Moderately Aggressive (formerly SA T. Rowe Price Asset Allocation Growth Portfolio)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 1)*	$80	0.75%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 80	[103]
Expense Ratio, Percent	0.75%	[103]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.21% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 16.40% for the Blended Index (the "Performance Index") comprised of 58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index. Over the trailing 12 months, international developed markets equities outperformed stocks in the U.S. Domestic investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following asset classes: non-U.S. equities
For the fixed income segment of the fund  | Security selection in the following sectors: U.S. investment grade bonds
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities. Security selection in the following asset classes: U.S. dividend growth equities; U.S. large-cap value equities
For the fixed income segment of the fund  | Allocations in the following sectors: cash
Asset Allocation  | strategic; tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 1)	14.21%	9.11%	9.85%
S&P 500® Index	16.35%	14.99%	14.64%
58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index	16.40%	10.78%	10.83%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 28, 2025
Net Assets	$ 809,000,000
Holdings Count | Holding	1,570
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$809M
Total number of portfolio holdings	1,570
Total net advisory fee paid	$5.4M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	9.8%
Semiconductors	9.1%
Banks	7.9%
Internet	6.9%
Software	5.0%
Retail	4.2%
Pharmaceuticals	4.1%
Insurance	3.8%
Diversified Financial Services	3.6%
Computers	3.4%
Oil & Gas	2.6%
Healthcare-Products	2.3%
Aerospace/Defense	2.3%
Telecommunications	2.1%
Electric	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 28, 2025, the Portfolio changed its name to SA T. Rowe Price Allocation Moderately Aggressive Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to SA T. Rowe Price Allocation Moderately Aggressive Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193970 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Allocation Moderately Aggressive (formerly SA T. Rowe Price Asset Allocation Growth Portfolio)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 3)*	$107	1.00%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 107	[104]
Expense Ratio, Percent	1.00%	[104]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 13.98% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 16.40% for the Blended Index (the "Performance Index") comprised of 58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index. Over the trailing 12 months, international developed markets equities outperformed stocks in the U.S. Domestic investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following asset classes: non-U.S. equities
For the fixed income segment of the fund  | Security selection in the following sectors: U.S. investment grade bonds
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities. Security selection in the following asset classes: U.S. dividend growth equities; U.S. large-cap value equities
For the fixed income segment of the fund  | Allocations in the following sectors: cash
Asset Allocation  | strategic; tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 3)	13.98%	8.85%	9.58%
S&P 500® Index	16.35%	14.99%	14.64%
58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index	16.40%	10.78%	10.83%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 28, 2025
Net Assets	$ 809,000,000
Holdings Count | Holding	1,570
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$809M
Total number of portfolio holdings	1,570
Total net advisory fee paid	$5.4M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	9.8%
Semiconductors	9.1%
Banks	7.9%
Internet	6.9%
Software	5.0%
Retail	4.2%
Pharmaceuticals	4.1%
Insurance	3.8%
Diversified Financial Services	3.6%
Computers	3.4%
Oil & Gas	2.6%
Healthcare-Products	2.3%
Aerospace/Defense	2.3%
Telecommunications	2.1%
Electric	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 28, 2025, the Portfolio changed its name to SA T. Rowe Price Allocation Moderately Aggressive Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to SA T. Rowe Price Allocation Moderately Aggressive Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193972 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Index Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 3)*	$53	0.50%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 53	[105]
Expense Ratio, Percent	0.50%	[105]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. The Fund-of-Funds component invests in equity and fixed income index portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 11.10% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.51% for the Blended Index (the "Performance Index") comprised of 45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The U.S. bond market experienced positive returns during the period driven mainly by the Fed’s reduction in the federal funds rate.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Asset Allocation; equity segment; fixed income segment: none
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Asset Allocation: tactical. For the equity segment of the fund: underlying index funds trailed their benchmarks in aggregate after fees. For the fixed income segment of the fund: underlying index funds trailed their benchmarks in aggregate after fees
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity and fixed income futures used to manage Portfolio volatility; equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA VCP Index Allocation Portfolio (Class 3)	11.10%	7.85%	7.69%
S&P 500® Index	16.35%	14.99%	14.64%
45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index	14.51%	9.26%	9.56%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 569,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$569M
Total number of portfolio holdings	19
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193971 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Index Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 1)*	$26	0.25%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 26	[106]
Expense Ratio, Percent	0.25%	[106]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. The Fund-of-Funds component invests in equity and fixed income index portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 11.36% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.51% for the Blended Index (the "Performance Index") comprised of 45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The U.S. bond market experienced positive returns during the period driven mainly by the Fed’s reduction in the federal funds rate.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Asset Allocation; equity segment; fixed income segment: none
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Asset Allocation: tactical. For the equity segment of the fund: underlying index funds trailed their benchmarks in aggregate after fees. For the fixed income segment of the fund: underlying index funds trailed their benchmarks in aggregate after fees
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity and fixed income futures used to manage Portfolio volatility; equity put options used to manage downside risk

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA VCP Index Allocation Portfolio (Class 1)	11.36%	8.10%	7.95%
S&P 500® Index	16.35%	14.99%	14.64%
45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index	14.51%	9.26%	9.56%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 569,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$569M
Total number of portfolio holdings	19
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193973 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed Income Intermediate Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 1)*	$34	0.33%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 34	[107]
Expense Ratio, Percent	0.33%	[107]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Intermediate Government/Credit Index before expenses.
The Class 1 shares posted a return of 5.81% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.44% for the Bloomberg Intermediate U.S. Government/Credit Index (the "Performance Index"). Over the period, the aggregate bond market witnessed positive returns over the last 12 months as economic data entering 2026 showed stabilization in rate volatility following late 2025 disruptions.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis allocations in the following sectors: U.S. Treasuries; government-related securities
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: corporate bonds; ETFs
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: cash; corporate bonds
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: U.S. Treasuries; government-related securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Fixed Income Intermediate Index Portfolio (Class 1)	5.81%	1.05%	2.07%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.74%
Bloomberg Intermediate U.S. Government/Credit Index	6.44%	1.03%	2.23%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 513,000,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	1,155
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	80%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	52.8%
Banks	9.3%
Unaffiliated Investment Companies	8.5%
Multi-National	2.6%
Foreign Government Obligations	2.5%
Electric	2.5%
Pharmaceuticals	1.5%
REITS	1.3%
Diversified Financial Services	1.3%
Telecommunications	1.0%
Oil & Gas	1.0%
Pipelines	1.0%
Auto Manufacturers	1.0%
Healthcare-Services	0.8%
Software	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk and ETF risk were added as principal risks. Finally, effective April 30, 2025, a contractual advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Finally, effective April 30, 2025, a contractual advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk and ETF risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193974 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed Income Intermediate Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 3)*	$60	0.58%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 60	[108]
Expense Ratio, Percent	0.58%	[108]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Intermediate Government/Credit Index before expenses.
The Class 3 shares posted a return of 5.61% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.44% for the Bloomberg Intermediate U.S. Government/Credit Index (the "Performance Index"). Over the period, the aggregate bond market witnessed positive returns over the last 12 months as economic data entering 2026 showed stabilization in rate volatility following late 2025 disruptions.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis allocations in the following sectors: U.S. Treasuries; government-related securities
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: corporate bonds; ETFs
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: cash; corporate bonds
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: U.S. Treasuries; government-related securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Fixed Income Intermediate Index Portfolio (Class 3)	5.61%	0.79%	1.82%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.74%
Bloomberg Intermediate U.S. Government/Credit Index	6.44%	1.03%	2.23%

Performance Inception Date	Oct. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 513,000,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	1,155
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	80%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	52.8%
Banks	9.3%
Unaffiliated Investment Companies	8.5%
Multi-National	2.6%
Foreign Government Obligations	2.5%
Electric	2.5%
Pharmaceuticals	1.5%
REITS	1.3%
Diversified Financial Services	1.3%
Telecommunications	1.0%
Oil & Gas	1.0%
Pipelines	1.0%
Auto Manufacturers	1.0%
Healthcare-Services	0.8%
Software	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk and ETF risk were added as principal risks. Finally, effective April 30, 2025, a contractual advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Finally, effective April 30, 2025, a contractual advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates.
Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk and ETF risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199990 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Growth Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 3)*	$66	0.60%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 66	[109]
Expense Ratio, Percent	0.60%	[109]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.
The Class 3 shares posted a return of 18.97% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 19.63% for the S&P 500® Growth Index (the "Performance Index"). Over the period, domestic large cap growth equities, represented by the S&P 500® Growth index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class C; Alphabet, Inc., Class A; NVIDIA Corp.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: business services; health care. Position weightings: Netflix, Inc.; Palantir Technologies, Inc., Class A; Berkshire Hathaway, Inc., Class B.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: energy. Position weightings: Ciena Corp.; Netflix, Inc.; Fiserv, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; consumer cyclicals; consumer non-cyclicals. Position weightings: Meta Platforms, Inc., Class A; Tesla, Inc.; NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Growth Index Portfolio (Class 3)	18.97%	14.59%	16.52%
S&P 500® Index	16.35%	14.99%	15.10%
S&P 500® Growth Index	19.63%	15.28%	17.41%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 730,000,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$730M
Total number of portfolio holdings	142
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.9%
Internet	23.7%
Software	12.8%
Computers	7.4%
Pharmaceuticals	4.2%
Insurance	3.1%
Banks	3.0%
Diversified Financial Services	2.7%
Auto Manufacturers	2.5%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	1.6%
Healthcare-Products	1.4%
Retail	1.3%
Telecommunications	1.2%
Electronics	0.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199989 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Growth Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 1)*	$38	0.35%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 38	[110]
Expense Ratio, Percent	0.35%	[110]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.
The Class 1 shares posted a return of 19.24% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 19.63% for the S&P 500® Growth Index (the "Performance Index"). Over the period, domestic large cap growth equities, represented by the S&P 500® Growth index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class C; Alphabet, Inc., Class A; NVIDIA Corp.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: business services; health care. Position weightings: Netflix, Inc.; Palantir Technologies, Inc., Class A; Berkshire Hathaway, Inc., Class B.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: energy. Position weightings: Ciena Corp.; Netflix, Inc.; Fiserv, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; consumer cyclicals; consumer non-cyclicals. Position weightings: Meta Platforms, Inc., Class A; Tesla, Inc.; NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Growth Index Portfolio (Class 1)	19.24%	14.87%	16.81%
S&P 500® Index	16.35%	14.99%	15.10%
S&P 500® Growth Index	19.63%	15.28%	17.41%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 730,000,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$730M
Total number of portfolio holdings	142
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.9%
Internet	23.7%
Software	12.8%
Computers	7.4%
Pharmaceuticals	4.2%
Insurance	3.1%
Banks	3.0%
Diversified Financial Services	2.7%
Auto Manufacturers	2.5%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	1.6%
Healthcare-Products	1.4%
Retail	1.3%
Telecommunications	1.2%
Electronics	0.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199991 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Value Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 1)*	$37	0.35%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 37	[111]
Expense Ratio, Percent	0.35%	[111]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Value Index before expenses.
The Class 1 shares posted a return of 12.39% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.75% for the S&P 500® Value Index (the "Performance Index"). Over the period, domestic large cap value equities represented by the S&P 500® Value index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; financials; materials. Position weightings: Amazon.com, Inc.; Microsoft Corp.; Apple, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: utilities; telecommunications. Position weightings: Berkshire Hathaway, Inc., Class B; Coca-Cola Co.; Philip Morris International, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: UnitedHealth Group, Inc.; Tesla, Inc.; Salesforce, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; health care; financials. Position weightings: Apple, Inc.; Amazon.com, Inc.; UnitedHealth Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Value Index Portfolio (Class 1)	12.39%	13.47%	11.45%
S&P 500® Index	16.35%	14.99%	15.10%
S&P 500® Value Index	12.75%	13.88%	11.77%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 699,000,000
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$699M
Total number of portfolio holdings	448
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Computers	9.2%
Retail	7.7%
Banks	6.5%
Oil & Gas	5.3%
Pharmaceuticals	5.2%
Diversified Financial Services	4.9%
Internet	4.5%
Electric	4.0%
Healthcare-Products	3.8%
Software	3.7%
Insurance	3.3%
Semiconductors	3.1%
REITS	3.0%
Telecommunications	2.5%
Auto Manufacturers	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199992 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Value Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 3)*	$64	0.60%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 64	[112]
Expense Ratio, Percent	0.60%	[112]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Value Index before expenses.
The Class 3 shares posted a return of 12.05% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.75% for the S&P 500® Value Index (the "Performance Index"). Over the period, domestic large cap value equities represented by the S&P 500® Value index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; financials; materials. Position weightings: Amazon.com, Inc.; Microsoft Corp.; Apple, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: utilities; telecommunications. Position weightings: Berkshire Hathaway, Inc., Class B; Coca-Cola Co.; Philip Morris International, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: UnitedHealth Group, Inc.; Tesla, Inc.; Salesforce, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; health care; financials. Position weightings: Apple, Inc.; Amazon.com, Inc.; UnitedHealth Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Value Index Portfolio (Class 3)	12.05%	13.18%	11.16%
S&P 500® Index	16.35%	14.99%	15.10%
S&P 500® Value Index	12.75%	13.88%	11.77%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 699,000,000
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$699M
Total number of portfolio holdings	448
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Computers	9.2%
Retail	7.7%
Banks	6.5%
Oil & Gas	5.3%
Pharmaceuticals	5.2%
Diversified Financial Services	4.9%
Internet	4.5%
Electric	4.0%
Healthcare-Products	3.8%
Software	3.7%
Insurance	3.3%
Semiconductors	3.1%
REITS	3.0%
Telecommunications	2.5%
Auto Manufacturers	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199994 [Member]
Shareholder Report [Line Items]
Fund Name	SA Emerging Markets Equity Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 3)*	$101	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[113]
Expense Ratio, Percent	0.83%	[113]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net) before expenses.
The Class 3 shares posted a return of 42.42% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 42.84% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, emerging market equities, represented by the MSCI Emerging Markets Index (net), delivered double-digit returns, outperforming U.S. large cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; financials; materials. Position weightings: SK Hynix, Inc.; Samsung Electronics Co., Ltd.; Taiwan Semiconductor Manufacturing Co., Ltd. Allocations in the following countries/regions: Korea; Taiwan; China
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; communication services; consumer discretionary. Position weightings: Tencent Holdings, Ltd. ADR; Alibaba Group Holding, Ltd.; Xiaomi Corp., Class B. Allocations in the following countries/regions: China; India; South Africa
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: consumer staples. Position weightings: Xiaomi Corp., Class B; Meituan, Class B; HDFC Bank, Ltd. ADR Allocations in the following countries/regions: India; Indonesia
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; energy; real estate. Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; Hon Hai Precision Industry Co., Ltd. GDR; Xiaomi Corp., Class B. Allocations in the following countries/regions: Taiwan; Indonesia; Saudi Arabia

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Emerging Markets Equity Index Portfolio (Class 3)	42.42%	4.34%	5.50%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	7.74%
MSCI Emerging Markets Index (net)	42.84%	5.34%	6.12%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 122,000,000
Holdings Count | Holding	1,018
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$122M
Total number of portfolio holdings	1,018
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	23.2%
Banks	15.1%
Internet	12.0%
Diversified Financial Services	4.2%
Mining	3.9%
Oil & Gas	3.7%
Telecommunications	3.5%
Insurance	2.6%
Auto Manufacturers	2.5%
Computers	2.3%
Electronics	2.0%
Electric	1.7%
Pharmaceuticals	1.6%
Retail	1.4%
Software	1.4%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, Blackrock Investment Management, LLC ("BlackRock") was appointed as subadvisor to the Portfolio, making BlackRock the subadvisor to the Fund, Additionally, changes to the Fund's investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risks and ETF risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, Blackrock Investment Management, LLC ("BlackRock") was appointed as subadvisor to the Portfolio, making BlackRock the subadvisor to the Fund, Additionally, changes to the Fund's investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risks and ETF risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, Blackrock Investment Management, LLC ("BlackRock") was appointed as subadvisor to the Portfolio, making BlackRock the subadvisor to the Fund, Additionally, changes to the Fund's investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199993 [Member]
Shareholder Report [Line Items]
Fund Name	SA Emerging Markets Equity Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 1)*	$70	0.58%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 70	[114]
Expense Ratio, Percent	0.58%	[114]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net) before expenses.
The Class 1 shares posted a return of 42.71% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 42.84% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, emerging market equities, represented by the MSCI Emerging Markets Index (net), delivered double-digit returns, outperforming U.S. large cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; financials; materials. Position weightings: SK Hynix, Inc.; Samsung Electronics Co., Ltd.; Taiwan Semiconductor Manufacturing Co., Ltd. Allocations in the following countries/regions: Korea; Taiwan; China
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; communication services; consumer discretionary. Position weightings: Tencent Holdings, Ltd. ADR; Alibaba Group Holding, Ltd.; Xiaomi Corp., Class B. Allocations in the following countries/regions: China; India; South Africa
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: consumer staples. Position weightings: Xiaomi Corp., Class B; Meituan, Class B; HDFC Bank, Ltd. ADR Allocations in the following countries/regions: India; Indonesia
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; energy; real estate. Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; Hon Hai Precision Industry Co., Ltd. GDR; Xiaomi Corp., Class B. Allocations in the following countries/regions: Taiwan; Indonesia; Saudi Arabia

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Emerging Markets Equity Index Portfolio (Class 1)	42.71%	4.59%	5.76%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	7.74%
MSCI Emerging Markets Index (net)	42.84%	5.34%	6.12%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 122,000,000
Holdings Count | Holding	1,018
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$122M
Total number of portfolio holdings	1,018
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	23.2%
Banks	15.1%
Internet	12.0%
Diversified Financial Services	4.2%
Mining	3.9%
Oil & Gas	3.7%
Telecommunications	3.5%
Insurance	2.6%
Auto Manufacturers	2.5%
Computers	2.3%
Electronics	2.0%
Electric	1.7%
Pharmaceuticals	1.6%
Retail	1.4%
Software	1.4%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, Blackrock Investment Management, LLC ("BlackRock") was appointed as subadvisor to the Portfolio, making BlackRock the subadvisor to the Fund, Additionally, changes to the Fund's investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risks and ETF risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, Blackrock Investment Management, LLC ("BlackRock") was appointed as subadvisor to the Portfolio, making BlackRock the subadvisor to the Fund, Additionally, changes to the Fund's investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risks and ETF risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, Blackrock Investment Management, LLC ("BlackRock") was appointed as subadvisor to the Portfolio, making BlackRock the subadvisor to the Fund, Additionally, changes to the Fund's investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199995 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 60/40
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 1)*	$19	0.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 19	[115]
Expense Ratio, Percent	0.18%	[115]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 15.56% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 16.44% for the Blended Index (the "Performance Index") comprised of 23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 60/40 Portfolio (Class 1)	15.56%	6.82%	7.27%
MSCI EAFE Index (net)	31.18%	10.27%	8.01%
23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	16.44%	7.23%	7.72%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 112,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$112M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199996 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 60/40
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 3)*	$46	0.43%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 46	[116]
Expense Ratio, Percent	0.43%	[116]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 15.27% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 16.44% for the Blended Index (the "Performance Index") comprised of 23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 60/40 Portfolio (Class 3)	15.27%	6.57%	7.01%
MSCI EAFE Index (net)	31.18%	10.27%	8.01%
23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	16.44%	7.23%	7.72%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 112,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$112M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199997 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 75/25
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 3)*	$47	0.43%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 47	[117]
Expense Ratio, Percent	0.43%	[117]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.91% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 19.13% for the Blended Index (the "Performance Index") comprised of 28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 75/25 Portfolio (Class 3)	17.91%	8.05%	8.10%
MSCI EAFE Index (net)	31.18%	10.27%	8.01%
28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index	19.13%	8.81%	8.90%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 112,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$112M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199998 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 75/25
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 1)*	$20	0.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 20	[118]
Expense Ratio, Percent	0.18%	[118]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 18.17% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 19.13% for the Blended Index (the "Performance Index") comprised of 28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 75/25 Portfolio (Class 1)	18.17%	8.31%	8.36%
MSCI EAFE Index (net)	31.18%	10.27%	8.01%
28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index	19.13%	8.81%	8.90%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 112,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$112M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199999 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 90/10
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 1)*	$14	0.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 14	[119]
Expense Ratio, Percent	0.13%	[119]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 20.58% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 21.70% for the Blended Index (the "Performance Index") comprised of 32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 90/10 Portfolio (Class 1)	20.58%	9.92%	9.38%
MSCI EAFE Index (net)	31.18%	10.27%	8.01%
32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	21.70%	10.45%	10.00%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 437,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$437M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000200000 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 90/10
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 3)*	$42	0.38%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 42	[120]
Expense Ratio, Percent	0.38%	[120]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 20.28% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 21.70% for the Blended Index (the "Performance Index") comprised of 32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 90/10 Portfolio (Class 3)	20.28%	9.65%	9.11%
MSCI EAFE Index (net)	31.18%	10.27%	8.01%
32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	21.70%	10.45%	10.00%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 437,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$437M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000211494 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® International Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)*	$124	1.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 124	[121]
Expense Ratio, Percent	1.14%	[121]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 18.23% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index & "Performance Index"). For the fiscal year period, U.S. equities underperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; consumer staples; consumer discretionary
Security selection in the following sectors  | energy; utilities
Position weightings  | Siemens AG; Rolls-Royce Holdings PLC; Next Vision Stabilized Systems, Ltd.
Countries/Regions  | Australia (lack of exposure); Saudi Arabia (lack of exposure); Israel
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; utilities
Security selection in the following sectors  | financials; industrials; consumer discretionary
Position weightings  | Constellation Software, Inc.; Samsung Electronics Co., Ltd. GDR (lack of exposure); RELX PLC (XAMS)
Countries/Regions   | South Korea (lack of exposure); India; Germany

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2019
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)	18.23%	6.96%	9.94%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	9.46%

Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 254,000,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$254M
Total number of portfolio holdings	62
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	115%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.2%
Banks	14.2%
Aerospace/Defense	7.5%
Internet	7.0%
Machinery-Construction & Mining	6.1%
Commercial Services	5.2%
Mining	4.9%
Building Materials	4.8%
Diversified Financial Services	4.4%
Insurance	4.4%
Software	4.1%
Electrical Components & Equipment	3.7%
Engineering & Construction	2.7%
Electric	2.0%
Transportation	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000211493 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® International Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)*	$97	0.89%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 97	[122]
Expense Ratio, Percent	0.89%	[122]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 18.52% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index & "Performance Index"). For the fiscal year period, U.S. equities underperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; consumer staples; consumer discretionary
Security selection in the following sectors  | energy; utilities
Position weightings  | Siemens AG; Rolls-Royce Holdings PLC; Next Vision Stabilized Systems, Ltd.
Countries/Regions  | Australia (lack of exposure); Saudi Arabia (lack of exposure); Israel
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; utilities
Security selection in the following sectors  | financials; industrials; consumer discretionary
Position weightings  | Constellation Software, Inc.; Samsung Electronics Co., Ltd. GDR (lack of exposure); RELX PLC (XAMS)
Countries/Regions   | South Korea (lack of exposure); India; Germany

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2019
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)	18.52%	7.23%	10.20%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	9.46%

Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 254,000,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$254M
Total number of portfolio holdings	62
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	115%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.2%
Banks	14.2%
Aerospace/Defense	7.5%
Internet	7.0%
Machinery-Construction & Mining	6.1%
Commercial Services	5.2%
Mining	4.9%
Building Materials	4.8%
Diversified Financial Services	4.4%
Insurance	4.4%
Software	4.1%
Electrical Components & Equipment	3.7%
Engineering & Construction	2.7%
Electric	2.0%
Transportation	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000214976 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Core
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)*	$58	0.54%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 58	[123]
Expense Ratio, Percent	0.54%	[123]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 16.29% for the year ended January 31, 2026, compared to 15.31% for the Russell 1000® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks in large-, mid- and small-cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | value; momentum; alternative
Positioning in the following sectors  | health care; consumer discretionary; communication services
Position weightings  | Micron Technology, Inc.; Western Digital Corp.; Alphabet, Inc., Class A
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality
Positioning in the following sectors  | industrials; energy; information technology
Position weightings  | Adobe, Inc.; PayPal Holdings, Inc.; Intuit, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/7/2019
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)	16.29%	16.05%	15.38%
Russell 1000® Index	15.31%	14.09%	15.95%

Performance Inception Date	Oct. 07, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 332,000,000
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$332M
Total number of portfolio holdings	177
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	82%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.2%
Internet	15.7%
Software	10.4%
Computers	7.5%
Pharmaceuticals	5.1%
Banks	4.2%
Auto Manufacturers	4.0%
Aerospace/Defense	3.5%
Biotechnology	3.5%
Insurance	3.0%
Diversified Financial Services	3.0%
Retail	2.5%
Oil & Gas	2.3%
Electric	1.8%
Healthcare-Services	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000214975 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Core
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)*	$85	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 85	[124]
Expense Ratio, Percent	0.79%	[124]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 16.01% for the year ended January 31, 2026, compared to 15.31% for the Russell 1000® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks in large-, mid- and small-cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | value; momentum; alternative
Positioning in the following sectors  | health care; consumer discretionary; communication services
Position weightings  | Micron Technology, Inc.; Western Digital Corp.; Alphabet, Inc., Class A
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality
Positioning in the following sectors  | industrials; energy; information technology
Position weightings  | Adobe, Inc.; PayPal Holdings, Inc.; Intuit, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/7/2019
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)	16.01%	15.76%	15.09%
Russell 1000® Index	15.31%	14.09%	15.95%

Performance Inception Date	Oct. 07, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 332,000,000
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$332M
Total number of portfolio holdings	177
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	82%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.2%
Internet	15.7%
Software	10.4%
Computers	7.5%
Pharmaceuticals	5.1%
Banks	4.2%
Auto Manufacturers	4.0%
Aerospace/Defense	3.5%
Biotechnology	3.5%
Insurance	3.0%
Diversified Financial Services	3.0%
Retail	2.5%
Oil & Gas	2.3%
Electric	1.8%
Healthcare-Services	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000222244 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock Multi-Factor 70/30
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)*	$63	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 63	[125]
Expense Ratio, Percent	0.59%	[125]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 13.06% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 15.73% for the Blended Index (the "Performance Index") comprised of 70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equity markets advanced, alongside solid performance from non-U.S. equity markets. Fixed income also performed well as inflation eased and rates declined. Corporate credit and agency mortgage-backed securities outperformed, while longer-duration U.S. Treasuries lagged amid rising long-end yields.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following factors: momentum; value. Allocations in the following sectors: financials; industrials; consumer discretionary. Security selection in the following sectors: information technology; materials; health care
For the fixed income segment of the fund  | Allocations in the following sectors: corporate credit; high yield; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following factors: quality; size; minimum volatility. Allocations in the following sectors: information technology; health care; consumer staples. Security selection in the following sectors: financials; communication services; utilities
For the fixed income segment of the fund  | Allocations in the following sectors: agency mortgage-backed securities. Security selection in the following sectors: agency mortgage-backed securities; U.S. Treasuries

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/13/2020
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)	13.06%	7.11%	7.93%
MSCI World Index (net)	19.58%	12.87%	13.68%
70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index	15.73%	8.93%	9.51%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 127,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$127M
Total number of portfolio holdings	14
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	72%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000222243 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock Multi-Factor 70/30
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)*	$36	0.34%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 36	[126]
Expense Ratio, Percent	0.34%	[126]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.29% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 15.73% for the Blended Index (the "Performance Index") comprised of 70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equity markets advanced, alongside solid performance from non-U.S. equity markets. Fixed income also performed well as inflation eased and rates declined. Corporate credit and agency mortgage-backed securities outperformed, while longer-duration U.S. Treasuries lagged amid rising long-end yields.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following factors: momentum; value. Allocations in the following sectors: financials; industrials; consumer discretionary. Security selection in the following sectors: information technology; materials; health care
For the fixed income segment of the fund  | Allocations in the following sectors: corporate credit; high yield; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following factors: quality; size; minimum volatility. Allocations in the following sectors: information technology; health care; consumer staples. Security selection in the following sectors: financials; communication services; utilities
For the fixed income segment of the fund  | Allocations in the following sectors: agency mortgage-backed securities. Security selection in the following sectors: agency mortgage-backed securities; U.S. Treasuries

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/13/2020
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)	13.29%	7.37%	8.19%
MSCI World Index (net)	19.58%	12.87%	13.68%
70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index	15.73%	8.93%	9.51%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 127,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$127M
Total number of portfolio holdings	14
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	72%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.

[1]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[2]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[3]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[4]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[5]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[6]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[7]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[8]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[9]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[10]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[11]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[12]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[13]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[14]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[15]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[16]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[17]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[18]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[19]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[20]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[21]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[22]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[23]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[24]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[25]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[26]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[27]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[28]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[29]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[30]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[31]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[32]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[33]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[34]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[35]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[36]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[37]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[38]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[39]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[40]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[41]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[42]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[43]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[44]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[45]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[46]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[47]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[48]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[49]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[50]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[51]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[52]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[53]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[54]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[55]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[56]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[57]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[58]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[59]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[60]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[61]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[62]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[63]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[64]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[65]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[66]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[67]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[68]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[69]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[70]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[71]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[72]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[73]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[74]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[75]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[76]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[77]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[78]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[79]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[80]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[81]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[82]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[83]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[84]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[85]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[86]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[87]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[88]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[89]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[90]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[91]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[92]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[93]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[94]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[95]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[96]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[97]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[98]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[99]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[100]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[101]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[102]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[103]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[104]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[105]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[106]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[107]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[108]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[109]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[110]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[111]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[112]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[113]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[114]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[115]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[116]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[117]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[118]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[119]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[120]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[121]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[122]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[123]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[124]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[125]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[126]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.